As filed with the Securities and Exchange Commission on December 29, 2005

Registration Nos. 333-119022; 811-21634

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11	☒

Access One Trust

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir Chairman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814	John Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624	Karl Saur, Esq. BISYS Fund Services 100 Summer St., Suite 1500 Boston, MA 02110

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on February 28, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	On February 28, 2006 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment relates solely to shares of beneficial interest in the Access Flex High Yield Fund, Access Money Market Fund, Access Flex Bear High Yield Fund, and Access High Yield Fund. Information contained in Access One Trust’s Registration Statement relating to the other series of the Access One Trust is neither amended nor superseded hereby.

Prospectus

[February 28, 2006]

Access Flex High Yield Fund

Investor and Service Class

Access Flex Bear High Yield Fund

Investor and Service Class

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Access Flex High Yield Fund

Access Flex Bear High Yield Fund

Additional Information Regarding Investment Strategies and Risks

General Information

Shareholder Information

Fund Management

Financial Highlights

Access Flex High Yield FundSM

Investment Summary

Investment Objective. Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Access Flex High Yield Fund will invest primarily in the following financial instruments:

•	High yield debt securities (commonly referred to as “junk bonds”)

•	Other debt and money market instruments

•	Credit default swaps (“CDSs”)

•	Interest rate swap agreements and futures contracts

The Access Flex High Yield Fund will achieve its high yield exposure primarily through CDSs but may invest in each type of instrument without limitation, consistent with applicable regulations. The Advisor seeks to invest the Fund’s assets so that the combination of its investments provide investment results that correspond to the high yield market and may employ strategies that result in high portfolio turnover. In managing the Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment as well the diversification among industries it confers to the Fund’s portfolio. Under normal market conditions, the Fund invests at least 80% of its net assets in CDSs and other financial instruments that in combination have economic characteristics similar to the high yield debt market and/or in high yield debt securities. The Advisor does not conduct fundamental analysis in managing the Fund.

High yield debt securities are generally debt securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, determined by the Fund’s Adviser to be of comparable quality. High yield debt securities also include corporate notes, convertible debt securities and preferred securities. In addition, the Fund may invest in other instruments that provide exposure to the high yield bond market, exchange-traded funds (“ETFs”), unit investment trusts and other investment companies which invest primarily in high yield debt instruments.

CDSs are a kind of swap contract. As such, they are generally bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Access Flex High Yield Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party (the “buyer” of a CDS) receives credit protection or sheds credit risk, whereas the other party (the “seller”) of a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the other party. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. An additional adjustment to account for market premiums or discounts may be paid or received when initially entering into or closing a position. The amount of credit protection purchased is measured by the “notional amount” of the CDS. A CDS may be either “funded” or “unfunded.” The Fund will generally use only unfunded CDSs, which means that the payments by the Fund will be a function of interest rates on high yield bonds. Interest rate swap agreements are typically counterparty agreements that involve the exchange of payments based on a fixed rate of interest applied to a notional amount with payments based on a floating rate of interest. Since the Fund seeks exposure to the high yield market, it will normally be a net seller of CDSs. For further information on CDSs and other types of swap instruments the Fund may use, please see “Investments and Risks” in the Statement of Additional Information (“SAI”).

The Fund seeks to maintain exposure to the high yield bond markets regardless of market conditions and without taking defensive positions. The Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the high yield bond markets. However, because it may be difficult for the Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Fund may not achieve its investment objective during this period. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

The Fund may invest up to 25% of its assets in foreign securities or financial instruments with respect to foreign securities.

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Principal Risk Considerations. Like all investments, investing in the Fund entails risks. Many factors affect the value of an investment in the Fund. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are identified below. The Fund may be subject to risks in addition to those identified as principal risks.

•	High Yield Risk – Investment in or exposure to high yield debt instruments may involve greater levels of interest rate, credit and liquidity risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security may lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

•	CDS Risk – The Fund will normally be a net “seller” of CDSs. When the Fund is a seller of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the counterparty of such obligation. Since CDSs are usually physically settled, the counterparty would first need to purchase the obligation in order to deliver it and obtain payment under the CDS. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDS. As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing the CDS, pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield bond markets or performs in other ways that are not expected. The Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because a CDS can involve many reference issuers and there are no limitations on the notional amount established for the CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. As described under “Aggressive Investment Technique Risk,” investing in CDSs may be considered an aggressive investment technique.

•	Interest Rate Risk – Interest rate risk is the risk that securities instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•	Credit Risk – Credit risk is the risk of the issuer or guarantor of a debt instrument being unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. Government securities. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Certain securities issued by U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may be exposed to credit risk.

•	Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, an unanticipated early market closing may result in the Fund being unable to sell or buy certain instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial losses.

•

Aggressive Investment Technique Risk – The Fund may use investment techniques that may be considered aggressive, including the use of swap agreements, CDSs and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses or gains) in the value of its portfolio holdings and imperfect correlation between the value of the instruments and the relevant security, index or market. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield fixed income securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange

4

imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired.

•	Counterparty Risk – The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Fund may lose money. The Fund will usually have a contractual relationship only with the counterparty to a swap agreement or CDS and not the obligors of the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations.

•	Foreign Investment Risk – Securities of foreign issuers and financial instruments correlated to such securities may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by the Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The Advisor does not actively seek to control the impact of foreign currency fluctuations on the Fund.

•	Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand of the issuer’s goods or services.

•	Management Risk – The Advisor will apply various investment techniques and strategies in making investment decisions for the Fund, but there can be no guarantee that these techniques and strategies will achieve the desired results.

•	Market Risk – The Fund is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by the Fund may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

•	Non-diversification Risk – The Fund is classified as “non-diversified” under the federal securities laws. It has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

•	Repurchase Agreement Risk – Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Valuation Risk – During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

•	Lack of Extended Operating History Risk – The Fund has a relatively short operating history. The Fund may not succeed in meeting its objective and the Fund’s net asset value may decrease. In addition, if the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

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•	Active Investor Risk – ProFund Advisors expects a significant portion of the assets of the Trust to come from professional money managers and investors who use the Trust as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading of Trust shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Trust may negatively impact fund of the Trust’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

An investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not guaranteed to achieve its investment objective, and an investment in the Fund could lose money. The Fund is not a complete investment program.

The Fund presents some risks not traditionally associated with most mutual funds. Please refer to the section titled “Additional Information Regarding Investment Strategies and Risks” below and the Statement of Additional Information for additional information regarding strategies and risks.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in the Access Flex High Yield Fund by showing the variability of the Access Flex High Yield Fund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of Fund shares.

Annual Returns of Investor Class Shares as of December 31

[Insert bar chart]

During the period covered in the bar chart, the highest return on Investor Class Shares of Access Flex High Yield Fund for one quarter was [ ]% (quarter ended [ ]) and the lowest return was [ ]% (quarter ended [ ]).

Average Annual Total Returns As of December 31, 2005	One Year		Since Inception		Inception Date
Investor Class Shares					12/17/04
- Before Taxes	[	]%	[	]%	-
- After Taxes on Distributions	[	]%	[	]%	-
- After Taxes on Distributions and Sale of Shares	[	]%	[	]%	-
Service Class Shares (1)	[	]%	[	]%	12/17/04
Bear Stearns High Yield Composite Index (2)	[	]%	[	]%	-

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

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	Investor Class		Service Class
Wire Redemption Fee[1]	$10		$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Management Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

[1]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” include fees paid to ProFund Advisors for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year		Three Years

Investor Class	$	[ ]	$	[ ]

Service Class	$	[ ]	$	[ ]

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Access Flex Bear High Yield Fund

Investment Summary

Investment Objective. Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.

If the Access Flex Bear High Yield Fund is successful in meeting its objective its net asset value should generally lose value as the high yield market is rallying (gaining value). Conversely, its net asset value should generally increase in value as the high yield market is falling (losing value). These are results generally opposite of most traditional high yield funds.

The Fund’s investment objective may be changed without shareholder approval

Principal Investment Strategies. The Access Flex Bear High Yield Fund will primarily employ the following financial instruments in order to obtain inverse high yield exposure. If successful, this will result in performance that is generally opposite that of traditional high yield bond funds.

•	Credit default swaps (“CDSs”)

•	Interest rate swap agreements and futures contracts

•	Other Financial Instruments whose value is derived from high yield debt securities

•	Debt and money market instruments

The Access Flex Bear High Yield Fund will achieve its inverse high yield exposure primarily through CDSs but may invest in each type of instrument without limitation, consistent with applicable regulations. ProFund Advisors LLC (the “Advisor”) seeks to invest the Fund’s assets so that the combination of its investments provide investment results that inversely correspond to the high yield market and may employ strategies that result in high portfolio turnover. In managing the Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment as well as industry diversification of the Fund’s overall portfolio. Under normal market conditions, the Fund invests at least 80% of its net assets in CDSs and other financial instruments that in combination should provide inverse exposure to the high yield debt (“junk bond”) market. The Advisor does not conduct fundamental analysis in managing the Fund.

High yield debt securities that the Fund will seek inverse exposure to are generally debt securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, determined by the Advisor to be of comparable quality. High yield debt securities also include

8

corporate notes, convertible debt securities and preferred securities. The Fund will invest in financial instruments in a manner that provides inverse exposure to the high yield bond market, including CDSs and exchange-traded funds (“ETFs”).

CDSs are a kind of swap contract. As such, they are generally bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Access Flex Bear High Yield Fund to obtain credit risk exposure opposite to that of a direct investment in high yield bonds. One party (the “buyer” of a CDS) receives credit protection or sheds credit risk, whereas the other party (the “seller”) of a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the other party. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. An additional adjustment to account for market premiums or discounts may be paid or received when initially entering into or closing a position. The amount of credit protection purchased is measured by the “notional amount” of the CDS. A CDS may be either “funded” or “unfunded.” The Fund will generally use only unfunded CDSs, which means that the payments by the Fund will be a function of interest rates on high yield bonds. Where the Fund buys an unfunded CDS, the Fund would also normally expect to obtain interest rate exposure opposite to that of a direct investment in fixed income instruments by selling futures or entering into interest rate swaps. Interest rate swap agreements are typically counterparty agreements that involve the exchange of payments based on a fixed rate of interest applied to a notional amount with payments based on a floating rate of interest. Since the Fund seeks inverse exposure to the high yield market, it will normally be a net buyer of CDSs. For further information on CDSs and other types of swap instruments the Fund may use, please see “Investments and Risks” in the Statement of Additional Information.

The Fund seeks to maintain inverse exposure to the high yield bond markets regardless of market conditions and without taking defensive positions. The Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of a favorable climate for the high yield bond markets (which would generally be adverse market conditions for this Fund). However, because it may be difficult for the Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Fund may not achieve its investment objective during this period. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

Principal Risk Considerations. Like all investments, investing in the Fund entails risks. Many factors affect the value of an investment in the Fund. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are identified below. The Fund may be subject to risks in addition to those identified as principal risks.

•	Inverse Correlation Risk – Because the Fund’s investment objective is to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, the Fund will generally lose value as the high yield market is rallying (gaining value). This result is the opposite of traditional high yield mutual funds, and certain of the risks discussed below apply to the Fund in an inverse or opposite fashion than they would apply to a traditional high yield mutual fund.

•	High Yield Risk – Investment in or exposure to high yield debt instruments may involve greater levels of interest rate, credit and liquidity risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security may lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus an investment in the Fund will generally decline in value when the high yield market is rallying (gaining value).

•

CDS Risk – The Fund will normally be a net “buyer” of CDSs. When the Fund is a buyer of an unfunded CDS, upon the occurrence of a credit event, the counterparty to the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the Fund of such obligation. Since CDSs are usually physically settled, the Fund would first need to purchase the obligation in order to deliver it and obtain payment under the CDS. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDS. As a result, the Fund’s ability to maximize returns or minimize losses on such

9

CDSs may be impaired. Other risks of CDSs include the difficulties in valuing the CDS, pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield bond markets or performs in other ways that are not expected. The Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because a CDS can involve many reference issuers and there are no limitations on the notional amount established for the CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. As described under “Aggressive Investment Technique Risk,” investing in CDSs may be considered an aggressive investment technique.

•	Interest Rate Risk – Interest rate risk is the risk that securities instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the interest risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Credit Risk – Credit risk is the risk of the issuer or guarantor of a debt instrument being unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. Government securities. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Certain securities issued by U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may be exposed to credit risk. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the credit risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, an unanticipated early market closing may result in the Fund being unable to sell or buy certain instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial losses.

•	Aggressive Investment Technique Risk – The Fund may use investment techniques that may be considered aggressive, including the use of swap agreements, CDSs and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation between the value of the instruments and the relevant security, index or market. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing in a manner opposite to the high yield market, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired.

•	Counterparty Risk – The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Fund may lose money. The Fund will usually have a contractual relationship only with the counterparty to a swap agreement or CDS and not the obligors of the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus certain counterparty risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•

Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand of the issuer’s goods or services. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total

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return of the high yield market, and thus the issuer risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Management Risk – The Advisor will apply various investment techniques and strategies in making investment decisions for the Fund, but there can be no guarantee that these techniques and strategies will achieve the desired results.

•	Market Risk – The Fund is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by the Fund may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the market risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Non-diversification Risk – The Fund is classified as “non-diversified” under the federal securities laws. It has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be.

•	Repurchase Agreement Risk – Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk – Selling short is a technique that may be employed by the Fund to seek results that are similar but opposite of the performance of the high yield debt market or to adjust investment exposure to debt securities. Short selling is accomplished by borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price plus accrued interest is greater when the security is bought back, the Fund will incur a negative return (loss) on the transaction. The Fund’s use of short sales may involve additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of the Fund and may lower the Fund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause the Fund to be exposed to short sale risk.

•	Valuation Risk – During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

•	Lack of Extended Operating History Risk – The Fund has a relatively short operating history. The Fund may not succeed in meeting its objective and the Fund’s net asset value may decrease. In addition, if the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

•

Active Investor Risk – ProFund Advisors expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact fund of the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain

11

circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

An investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not guaranteed to achieve its investment objective, and an investment in the Fund could lose money. The Fund is not a complete investment program.

The Fund presents some risks not traditionally associated with most mutual funds. Please refer to the section titled “Additional Information Regarding Investment Strategies and Risks” below and the SAI for additional information regarding strategies and risks.

Fund Performance

The inception date of this Fund was April 27, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Service Class
Wire Redemption Fee[1]	$10	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Management Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

(1)	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid to ProFund Advisors for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Additional Information Regarding Investment Strategies and Risks

This section provides additional information regarding some of the principal investments and related risks of the Funds. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. This Prospectus does not attempt to disclose all of the various types of securities and investment

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techniques that may be used by the Funds. The following describes various instruments and strategies that the Funds may use in pursuing their investment objectives. Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in the Funds. The factors most likely to have a significant impact on each Fund’s portfolio are called “principal risks.” The principal risks for each Fund are identified in the Investment Summary. The Funds may be subject to risks in addition to those identified as principal risks.

•	Cash Positions, such as money market instruments, U.S. Government securities, repurchase agreements and other cash equivalent positions, may be held by the Funds for investment purposes to provide liquidity for shareholder transactions or to back investments in financial instruments.

•	Credit Default Swaps are instruments which allow for the full or partial transfer of third party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of a credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, Euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

➢	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

➢	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

➢	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia that do not restrict the trading of their stocks on other nations’ exchanges.

•

Equity Securities include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation. While the Funds seek exposure or inverse exposure to the high yield bond markets through the use of financial instruments, each Fund may invest in or seek

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exposure or inverse exposure to equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. To the extent the Funds invest in equity securities, the Funds will be subject to equity risk. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in the Funds to decrease. As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the equity risk considerations for the Access Flex Bear High Yield Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Financial Instruments may be used by the Funds in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indexes and cash investments in debt or money market instruments covering such positions. The Funds may invest in financial instruments as a substitute for investing directly in bonds. [Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short.] Use of financial instruments may involve costs, in addition to transaction costs.

•	Forward Contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or Futures Contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	High Yield Debt Instruments, such as bonds and debt securities, are generally those securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, of comparable quality. Below investment grade fixed income securities are high-yield, high risk securities, commonly called “junk bonds,” which are considered speculative. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities, however below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. As noted above, the Access Flex High Yield Fund seeks to correspond generally to the total return of the high yield market and thus an investment in the Fund will generally decline in value when the high yield market is losing value. By contrast, the Access Flex Bear High Yield Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield market, and thus an investment in the Fund will generally decline in value when the high yield market is gaining value.

•	Investment Company Securities, such as open end investment companies and exchange traded funds, provide a means for the Funds to obtain exposure to certain markets. Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, the Funds may indirectly bear service and other fees that are in addition to the fees the Funds pay to service providers.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. A call option gives one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

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•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•	U.S. Government Securities are securities issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S.Treasury and some are backed only by the credit of the issuing organization.

The SAI contains more information about each Fund’s investment strategies and related risks.

General Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (“NAV”) per share next calculated after your transaction request is received by the transfer agent in good order (i.e., required forms are complete and, in the case of a purchase, correct payment is received). Each Fund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each Fund normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day (due to the fact that Columbus Day and Veterans’ Day are currently the only two holidays where the Bond markets are closed and the NYSE is open).

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a Fund is open for business. If the exchange or market on which a Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2006, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern time: Friday, January 13; Friday, February 17; Thursday, April 13; Friday, May 26; Monday, July 3; Friday, September 1; Friday, October 6; Wednesday, November 22; Friday, November 24; Friday, December 22 and Friday, December 29. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. A Fund may cease taking transaction requests including requests to exchange to or from other funds managed by the Advisor or affiliates of the Advisor on such days.

Each Fund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Securities traded regularly in the over-the-counter market (other than the NASDAQ) are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those securities. Futures contracts purchased and held by a Fund are valued at the last sale price prior to the time the Fund determines its NAV, unless there was no sale on that day, in which case the value of a futures contract purchased by a Fund will be the last bid quote prior to that time, and the value of a futures contract sold by a Fund will be the last asked quote prior to that time. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the Fund’s

15

valuation of an investment may be higher or lower than the price the investment might actually command if the Fund sold it. See the Fund’s Statement of Additional Information for more details.

Dividends and Distributions

The Funds normally declare and distribute to shareholders all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains
Fund	Accrued	Paid	Paid

Access Flex High Yield Fund	Quarterly	Quarterly	Annually

Access Flex Bear High Yield Fund	Annually	Annually	Annually

•	The Funds may declare additional capital gain and dividend distributions during a year.

•	Dividend distribution dates are not announced in advance.

•	A Fund will reinvest distributions in additional shares of that Fund unless a shareholder has written to request distributions in cash (by check, wire or ACH). By selecting to receive distributions in cash, the shareholder agrees to the following conditions:

➢	Any dividend or distribution check, which has been returned, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the fund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund (information about the Money Market ProFund is contained in a separate Prospectus which may be obtained by calling (888) 776-5717);

➢	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the fund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed; and

•	If a shareholder elects to receive distributions by check or wire, each Fund will, nonetheless, automatically reinvest such distributions in additional shares of the Fund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another fund regardless of amount.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

•	The Funds do not ordinarily pay federal income tax on net investment income (which includes short-term capital gains) and net capital gains that they distribute to shareholders.

•	The Funds expect to distribute all or substantially all of their income and gains to shareholders every year or more often if in the best interest of the Fund shareholders. For federal income tax purposes, distributions of investment income to taxable U.S. investors are generally taxable as ordinary income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held fund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. The Funds do not expect a significant payment or distribution to be derived from qualified dividend income.

•	Whether a distribution by a Fund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on how long the Fund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the Fund. Distributions are taxable even if they are paid from income or gains earned by a Fund prior to the investor’s purchase of Fund shares (which income or gains were thus included in the price paid for the Fund’s shares).

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•	Distributions of gains from investments that a Fund owned (or is treated as having owned) for more than 12 months and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a Fund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions may also be subject to state and local taxes.

•	For taxable years beginning before January 1, 2009, distributions of investment income designated by a fund as derived from “qualified dividend income” – as further defined in the Statement of Additional Information – will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and fund level. Each Fund does not expect a significant portion of distributions to be derived from qualified dividend income.

•	Dividends and distributions declared by the Funds in October, November or December of one year and paid in January of the next year will be taxable to shareholders in the calendar year in which the distributions are declared, rather that the calendar year in which the distributions are received.

•	If shareholders redeem their Fund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares.

•	If shareholders exchange Fund shares for shares of a different fund this will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

•	Shareholder transactions in the Fund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates, while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2009.

•	Distributions from investments in securities of foreign issuers, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a Fund’s yield on those securities would decrease.

•	A Fund’s investment in certain debt instruments and a Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

•	Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. Federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

•	The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the Fund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, it is recommended that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the Funds.

Distribution and Service (12b-1) Fees

Under a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) adopted by the Trustees, the Funds may

17

pay broker-dealers (including, ProFunds Distributors, Inc. (the “Distributor”)), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals (“Authorized Firms”) up to 0.75%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for service and distribution related activities. In addition, under the Plan, the Funds may pay Authorized Firms up to 0.25%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

The Distributor may pay all or any portion of the fee paid pursuant to the Plan (the “Distribution/Service Fee”) to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Service Class Shares, or for providing personal services to investors in Service Class Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of the Distribution/Service Fee as compensation for the Distributor’s services as principal underwriter of the Service Class Shares of the Funds.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the Funds, including compensating the Distributor and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for the Funds contained in this Prospectus.

In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the Funds, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of an Access One Fund, all other Access One Funds, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Access One Funds and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the Access One Funds. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the Access One Funds and to encourage the sale of Access One Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

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If investment advisers, distributors or affiliates of mutual funds other than the Access One Funds make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including the Access One Funds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

Since the Funds commenced operations, the Advisor has made additional payments for the purposes described above of approximately $100,000 across all funds in the complex.

Shareholder Information

Contact Information

Telephone:	(888) 776-3637 or

(614) 470-8122 — Individual Investors only

(888) 776-5717 — Institutions and

Financial Professionals only

Fax:	(800) 782-4797 (toll-free)

or (614) 470-8718

Internet:	www.accesshighyield.com

Regular mail:	Access One Trust

P.O. Box 182800

Columbus, OH 43218-2800

Overnight mail:	Access One Trust

c/o BISYS Fund Services

3435 Stelzer Road

Columbus, OH 43219

Opening A New Account

The Funds offer two classes of shares through this Prospectus: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly through ProFunds Distributors, Inc. (the “Distributor”) or through authorized financial professionals. Service Class Shares may only be purchased through authorized financial professionals and have service and distribution expenses not found in Investor Class Shares. There is a separate New Account Form for each class of shares. Please ensure you have the correct New Account Form before completing it.

Fund Accounts

To open a mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact the Funds to request a New Account Form or download a New Account Form from the Funds’ Internet website. For guidelines to help you complete the Form, see instructions on this page. You may also open a new account on-line. Go to www.profunds.com, select “Open Account” and follow the instructions. Please note that new accounts opened on-line must be funded through Automated Clearing House (ACH), or by check. If funding through ACH, the maximum initial investment amount is $50,000.

Retirement Plan Accounts

Several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA or 403(b)(7) plans”) are available. Please visit the Trust’s Internet website or contact the Trust for a retirement plan account application. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, the Trust does not sponsor these plans nor does the Trust provide retirement

19

reporting for these types of plans. Please visit the Trust’s Internet web-site or contact the Fund for a retirement plan account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in the Funds.

Completing your New Account Form

•	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.

•	Attach the title page and signature page of trust documents when establishing a trust account. Contact the Fund for information on what is required on each page.

•	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

•	You must provide a street address (the Funds do not accept P.O. Box only addresses, but APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.

•	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by the Funds and/or their agents to verify the identity of the persons opening an account. If this information is not provided, the Funds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended or restricted and the proceeds may be withheld, in accordance with applicable law.

Purchasing Shares

The Funds offer you the options to send purchase orders by mail or fax and to send purchase proceeds by check, ACH or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

The Funds price shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or ACH received by stated cut-off times, and for new accounts, a properly completed New Account Form. The Funds cannot accept wire or ACH purchases on bank holidays. The Funds and the Funds’ Distributor may reject any purchase request for any reason.

Important information you should know when you Purchase Shares:

•	Instructions, written or by telephone, given to the Fund for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by the Fund. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted the Fund and received a confirmation number, and (iii) the Fund receives and accepts your wire during the Fund’s wire processing times noted in the chart on page [ ] and further described under “Additional Shareholder Information.”

•	Although the Funds do not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

You may purchase shares using any of the following methods.	How to Make an Initial Purchase	How to Purchase Additional Shares
	The minimum initial investment amounts are:	The minimum subsequent purchase amount is $100.

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Fund Minimums

•      $4,000 for Roth, Regular and Spousal IRAs held in discretionary accounts controlled by a financial professional.

•      $5,000 for other discretionary accounts controlled by a financial professional.

•      $15,000 for self-directed accounts controlled directly by investors.

By Mail	Step 1:	Step 1:

	Complete a New Account Form (see “Completing your New Account Form”.)	Complete an investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the Fund and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2:

Make your check payable to the Fund. Write the name of the Fund and your account number, if known, on the check.

	Step 3:	Step 3:

	Send the signed New Account Form and check to: Access Fund Name P.O. Box 182800 Columbus, OH 43218-2800	Send the investment slip and check to: Access Fund Name P.O. Box 182800 Columbus, OH 43218-2800

By Wire	Step 1:	Step 1:

Complete a New Account Form (see “Completing your New Account Form”).

Call Access One Trust to inform us of:

•      your account number,

•      the amount to be wired, and

•      the Fund in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from Access One Trust).

	Step 2:	Step 2:

	Fax the New Account Form to (800) 782-4797 (toll-free) or (614) 470-8718. Call the Fund to: • confirm receipt of the faxed New Account Form,	Contact your bank to initiate your wire transfer.

21

•      request your new account number, and

•      receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

Send the original, signed New Account Form to:

Access Fund Name

P.O. Box 182800

Columbus, OH 43218-2800

Step 3:

Instruct your bank to transfer money by wire to: Huntington Bank Columbus, OH Routing/ABA #: 044000024 DDA # 01892150549

For further credit to: Your name, the name of the Fund, your Fund account number and your confirmation number.

Your wire normally must be received and accepted by the Fund between 8:00 a.m. and 2:00 p.m., Eastern Time for the Fund to purchase shares the day of the wire transfer. Wires received after cut-off time may be rejected. Investment instructions provided to the Fund may be cancelled if the wire transfer is not received by 2:00 p.m., Eastern Time. The Fund is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.
By ACH
Step 1:

Call Access One Trust to inform us of:

•      the fact that you want to make an ACH purchase,

•      your account number,

•      the purchase amount, and

•      the Fund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Trust). Please note the maximum ACH purchase is $50,000.

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By Internet

	Step 1:	Step 1:
	Go to www.profunds.com	Go to www.profunds.com

	Step 2:	Step 2:
	Click on the “Open Account” Button.	Click on the “Access Account” Button.

	Step 3:	Step 3:
	Complete an on-line New Account Form.	Enter User Name and Password

Step 4:
Follow transaction instructions for making a purchase.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

•	If the New Account Form does not designate a share class, your investment will be made in the Investor Class of the identified Fund. If no Fund is identified, your investment will be made in the Investor Class shares of the Money Market ProFund. Neither the Fund nor its Distributor will be responsible for checks, ACH or wires being returned or rejected. If the check, ACH or wire cannot be identified, it may be returned or rejected. Checks submitted to a Fund will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	A Fund will ordinarily cancel your purchase order if your bank does not honor your check or ACH for any reason, or if your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. The Fund (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the Fund.

•	The Trust may reject or cancel any purchase orders for any reason.

•	The minimum for initial and subsequent purchases may be waived in certain circumstances.

Exchanging Shares

Shareholders can exchange Investor or Service Class shares of either Fund for Investor or Service Class shares of any publicly available series of Access One Trust (each an “Access One Fund”) or ProFund (information about ProFunds is contained in a separate Prospectus which may be obtained by calling (888) 776-5717). Exchange requests, like any other share transaction, are subject to the Funds’ transaction cut-off times described [on the next page]. Please note that the transaction cut-off times of one fund may differ from those of another fund. In such an exchange, you will receive the price next computed after the exchange request is made for both the redemption and the purchase transactions involved in the exchange. You will be responsible for any losses if sufficient

23

redemption proceeds are not available to pay the purchase price of shares purchased. Please consult the prospectus of the fund into which you are exchanging for the applicable cut-off times. Contact an Authorized Financial Professional to initiate an exchange. You can also perform exchanges by mail and on-line at www.profunds.com.

The Fund will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or the dollar value of the shares you wish to exchange.

•	the share class and name of the Access One Fund or ProFund that you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	Neither the Funds, the Funds’ Distributor nor the Funds’ transfer agent are required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the fund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the Funds and the Access One Fund or ProFund that you are exchanging into after your exchange request is received in good order.

•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into an Access One Fund or ProFund, please read the fund’s Prospectus.

Redeeming Shares

You may redeem all or part of your shares at the NAV (less any applicable fees and charges) next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares

Minimum	At least $1,000 from a Fund within a self-directed account or, if less, your entire holdings in such Fund.

Send a signed letter to:

Access One Trust

P.O. Box 182800

Columbus, OH 43218-2800

By Mail	The letter should include information necessary to process your request as described [on this page]. The Funds may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on [page 12] or call the Funds for additional information.

Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122 — Individual Investors only

By Telephone	(888) 776-5717 — Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet

www.profunds.com

Select the “Access Account” navigation bar, enter your User Name and Password and follow the step-by-step instructions. Please make sure you receive and record your confirmation number for later

24

Through a Financial Professional	reference. Your transaction is not effective until you have received a confirmation number from the Fund. Contact your financial professional with your instructions.

The Fund will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

•	By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

•	By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. The Funds charge a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the Fund.

•	By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by the Funds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call the Fund.

Important information you should know when you sell shares:

•	Fund shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your Fund account, you must make the request in writing. The signatures of registered owners must be guaranteed (see “Signature Guarantees”).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount or your request may be treated as a complete redemption of the account.

•	A Fund normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check, ACH or through a Fund’s automatic investment plan, the Fund may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call the Fund to request a retirement account distribution form or download the form from the Fund’s Internet website.

•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of a Fund’s investors. Proceeds cannot be sent by wire or ACH on bank holidays.

25

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with the Funds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs as determined by their policies. In addition, each Fund reserves the right to modify its minimum account requirements at any time with or without prior notice.

Each Fund reserves the right to involuntarily redeem an investor’s account with 30 days’ prior notice, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by the Fund’s transfer agent, distributor, or authorized agent. All share transaction orders must be received in good order by the Fund’s transfer agent, distributor, or authorized agent before identified cut-off times to be processed at that business day’s NAV. Certain financial intermediaries may impose cut-off times different from those described above. Wires received after the Fund’s cut-off time will generally be rejected. A completed New Account Form does not constitute a purchase order until the transfer agent deems it is in good order, verifies your identity, processes the New Account Form and receives correct payment by check, ACH or wire transfer on any business day prior to the designated cut-off time. Trades placed via telephone must be initiated (i.e., the call must be received and in queue) by the cut-off time and communicated in good order by 4:00 p.m. (Eastern Time). The following are transaction cut-off times for the Funds.

Method	Normal Cut-Off Time (Eastern Time)*	Additional Transaction Information (Eastern Time)*

By Mail	4:00 p.m.

By Telephone, Wire, Internet and IVR	2:00 p.m.	The Funds accept all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.

*	On certain days before or after a NYSE holiday, the Bond Market Association may recommend that the bond markets close early. On such days, the Fund will cease taking transactions 2 hours prior to the close of the open auction of the 30-year U.S. Treasury Bond futures. On most such days the open auction 30-year U.S. Treasury Bond futures close at 1:00 p.m. ET, which would result in an 11:00 a.m. ET fund cut-off time.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your account with the Fund or the bank account has been established within the previous 10 business days.

•	Other unusual situations as determined by the Fund’s transfer agent.

26

The Funds reserve the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Funds reserve the right to reject a signature guarantee if it is not provided by a STAMP (Securities Transfer Agents Medallion Program – the official signature guarantee program recognized and approved by the financial industry) 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither the Funds, the Funds’ Distributor nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call the Fund for instructions.

During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The Funds may terminate the receipt of purchase, redemption or exchange orders by telephone or the Internet at any time, in which case you may purchase, redeem or exchange shares by other means.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on the Funds’ behalf. Such purchase and redemptions orders will be deemed to have been received by the Fund at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, shares transaction policies and limitations, including limitations on the numbers of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Fund may use broker dealers who sell fund shares to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

Investor Class Shares and Service Class Shares bear fees payable to certain intermediaries or financial institutions for provision of record keeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the Fund are included in “Other Expenses” under “Annual Fund Operating Expenses” in this Prospectus.

27

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a Fund, some transactions may be processed while others may not. This may result in Fund positions that you did not anticipate. Neither the Funds, the Funds’ transfer agent nor the Funds’ Distributor will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks which have been returned to a Fund, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned, the proceeds will be deposited into the shareholder’s account from which the redemption was sent.

28

Disclosure of Portfolio Holdings

A description of the Access One Trust’s (the “Trust”) policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Trust’s Statement of Additional Information and on the Funds’ website at www.accesshighyield.com.

Frequent Purchases and Redemptions of Fund Shares

The Board of Trustees of the Trust has adopted a “Policy Regarding Frequent Purchases and Redemptions of Fund Shares” applicable to the Access Flex High Yield Fund, Access Flex Bear High Yield Fund and the Access VP Funds. Pursuant to this Policy, it is the general policy of those Funds to accommodate and permit frequent purchases and redemptions of the Fund shares. These Funds do not deter frequent purchases and redemptions of Fund shares and impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of Fund shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, the Trust may reject any purchase request for any reason.

As noted above under “Investment Summary – Principal Risk Considerations – Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Funds and generating greater tax liabilities for public shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Additional Shareholder Services

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 1/2 years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Direct shareholders will receive quarterly statements showing the market value of their Fund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received. You may also receive statements and confirmations electronically. See “Electronic Documentation Program – Paperfree™”.

Tax Statements

Each year, the Funds will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and some other retirement plans sponsored by the Trust. Normally, in February of each year, the Funds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Electronic Document Delivery Program — PaperFree™

You may elect to receive your account statements and confirmations electronically through PaperFree™, the Trust’s electronic document delivery service. You may also choose to receive your prospectus, shareholder reports, and other documents electronically. To enroll for this service, please register on the Trust’s Internet website. You may elect the PaperFree service by completing the appropriate section on the New Account Form. The Trust will then send you a link to the enrollment site.

29

Fund Management

Board of Trustees and Officers

The Funds’ Board of Trustees is responsible for the general supervision of the Funds. The Funds’ officers are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814, serves as the investment adviser to the Funds. The Advisor oversees the investment and reinvestment of the assets in the Funds and also performs certain management services, including client support and other administrative services. The Advisor receives an annual fee equal to 0.75% of the average daily net assets of the Funds. The Advisor bears the costs of providing advisory services. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements of the Funds is available in the Funds’ annual semiannual report to shareholders dated April 30, 2005.

ProFund Advisors is owned and managed by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer of ProFund Advisors from 2003 until 2004 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each Fund is managed by an investment team overseen by Agustin J. Fleites and George O. Foster.

Agustin J. Fleites, Chief Investment Officer and Head of Exchange Traded Funds for ProFund Advisors LLC since August 2005. Mr Fleites served as Senior Principal of State Street Global Advisors (“SSgA”), President of SSgA Funds Management, Inc. and Managing Director of the Advisor Strategies unit from 2002-2005. He served as Chairman of the Board and President of SSgA’s streetTRACKS family of exchange traded funds, Chief Executive Officer and a Director of the SSgA Funds, and a Director of the Select Sector SPDR Trust from 1999-2005. He holds a Bachelor’s degree in Finance and Multinational Management from the Wharton School of the University of Pennsylvania and a Master of Business Administration degree in Finance from Babson College, he is also a Chartered Financial Analyst (CFA).

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999. Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the Fund:

30

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Jeff Ploshnick Portfolio Manager	Since 12/17/2004	ProFund Advisors – Portfolio Manager since February 2001; Monument Funds Group – Vice President and Director of Trading October 2000 to February 2001; Johnston, Lemon and Co. – Vice President and Head Equity Trader May 1997 to September 2000.

Howard Rubin Senior Portfolio Manager	Since 12/17/2004	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005. Portfolio Manager April 2000 to November 2004.

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of the Funds’ shares. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the administrator to the Funds, providing operations, compliance and administrative services.

The Advisor also performs certain management services, including client support and other administrative services, for the Funds under a Management Services Agreement. The Advisor is entitled to receive annual fees equal to 0.15% of the average daily net assets of the Funds for such services.

Financial Highlights

[to be filed by amendment]

You can find more detailed information about the Funds in the Funds’ Statement of Additional Information, dated [February 28, 2006]. The Statement of Additional Information has been filed electronically with the Securities and Exchange Commission (“SEC”) and information relating to the Funds is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of the Statement of Additional Information, or the annual or semiannual reports, or if you have questions about investing in the Fund, write us at:

Access Fund Name

P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

1-888-776-3637 For Individual Investors Only

1-888-776-5717 Institutions and Financial Professionals Only

or visit our web site www.accesshighyield.com

31

You can find reports and other information about the Fund on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File No. 811-21634

FlexHY0206

Prospectus

[February 28, 2006]

Access High Yield FundSM

Class A and Class C

Access Flex Bear High Yield FundSM

Class A

Access Money Market FundSM

Class A and Class C

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Access High Yield FundSM

Investment Summary

Investment Objective. Access High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Access High Yield Fund will invest primarily in the following financial instruments:

•	High yield debt instruments (commonly referred to as “junk bonds”)

•	Other debt and money market instruments

•	Credit default swaps (“CDSs”)

•	Interest rate swap agreements and futures contracts

The Access High Yield Fund will achieve its high yield exposure primarily through CDSs but may invest in each type of instrument without limitation, consistent with applicable regulations. ProFund Advisors LLC (the “Advisor”) seeks to invest the Fund’s assets so that the combination of its investments provide investment results that correspond to the high yield market and may employ strategies that result in high portfolio turnover. In managing the Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment as well as industry diversification of the Fund’s overall portfolio. Under normal market conditions, the Fund invests at least 80% of its net assets in CDSs and other financial instruments that in combination have economic characteristics similar to the high yield debt market and/or in high yield debt securities. The Advisor does not conduct fundamental analysis in managing the Fund.

High yield debt instruments are generally debt securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, determined by the Fund’s Advisor to be of comparable quality. The other debt instruments in which the Access High Yield Fund may invest include corporate notes, convertible debt securities and preferred securities. In addition, the Fund may invest in other instruments that provide exposure to the high yield bond (“junk bond”) market, including CDSs, exchange-traded funds (“ETFs”), unit investment trusts and other investment companies which invest primarily in high yield debt instruments.

CDSs are a kind of swap contract. As such, they are generally bilateral financial contracts that transfer credit exposure between two parties and may be used by the Access High Yield Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds. One party (the “buyer” of a CDS) receives credit protection or sheds credit risk, whereas the other party (the “seller”) of a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the other party. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. An additional adjustment to account for market premiums or discounts may be paid or received when initially entering into or closing a position. The amount of credit protection purchased is measured by the “notional amount” of the CDS. A CDS may be either “funded” or “unfunded.” The Fund will generally use only unfunded CDSs which means that the payments by the Fund will be a function of interest rates on high yield bonds. Where the Fund buys an unfunded CDS, the Fund would also normally expect to obtain interest rate exposure opposite to that of a direct investment in fixed income instruments by selling futures or entering into interest rate swaps. Interest rate swap agreements are typically counterparty agreements that involve the exchange of payments based on a fixed rate of interest applied to a notional amount with payments based on a floating rate of interest. Since the Fund seeks exposure to the high yield market, it will normally be a net seller of CDSs. For further information on CDSs and other types of swap instruments the Fund may use, please see “Investments and Risks” in the Statement of Additional Information.

The Access High Yield Fund intends to employ leveraged investment techniques (e.g., transacting in swap agreements, futures contracts and forward contracts) to add incremental leverage to the Fund’s portfolio. This practice may multiply small market movements into larger changes in value.

The Access High Yield Fund seeks to maintain exposure to the high yield bond markets regardless of market conditions and without taking defensive positions. The Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the high yield bond markets. However, the Advisor expects a significant portion of the assets invested in the Fund to come from a limited number of professional money managers and investors, which may result in large fluctuations in assets under management. Any time its assets fall below $1 million, the Advisor may invest the assets

3

of the Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Fund may not achieve its investment objective during this period. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-866-296-2603.

The Fund may invest up to 25% of its assets in foreign securities or financial instruments with respect to foreign securities. There is no assurance that the Fund will achieve its investment objective.

Principal Risk Considerations. Like all investments, investing in the Access High Yield Fund entails risks. Many factors affect the value of an investment in the Fund. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are identified below. The Fund may be subject to risks in addition to those identified as principal risks.

•	High Yield Risk – Investment in or exposure to high yield debt instruments may involve greater levels of interest rate, credit and liquidity risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security may lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

•	CDS Risk – The Fund will normally be a net “seller” of CDSs. When the Fund is a seller of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the counterparty of such obligation. Since CDSs are usually physically settled, the counterparty would first need to purchase the obligation in order to deliver it and obtain payment under the CDS. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDS. As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing the CDS, pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield bond markets or performs in other ways that are not expected. The Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because a CDS can involve many reference issuers and there are no limitations on the notional amount established for the CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. As described under “Aggressive Investment Technique Risk,” investing in CDSs may be considered an aggressive investment technique.

•	Interest Rate Risk – Interest rate risk is the risk that securities instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•	Credit Risk – Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument is unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. Government securities. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Certain securities issued by U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may be exposed to credit risk.

•	Leverage Risk – The Fund intends to use swap agreements, futures contracts and forward contracts to add incremental leverage to the Fund’s portfolio. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. The Fund’s net asset value (“NAV”) will likely be more volatile than funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its investment objective than an unleveraged investment.

•

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Prices of high yield debt instruments may decline rapidly in the event a significant number of holders of such securities decide to sell. In addition, an unanticipated early market closing may result in the Fund being unable to sell or buy certain

4

instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial losses.

•	Aggressive Investment Technique Risk – The Fund may use investment techniques that may be considered aggressive, including the use of swap agreements, CDSs and similar instruments. Such techniques, particularly when used to create leverage, may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation between the value of the instruments and the relevant security, index or market. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield fixed income securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired.

•	Counterparty Risk – The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Fund may lose money. The Fund will usually have a contractual relationship only with the counterparty to a swap agreement or CDS and not the obligors of the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations.

•	Foreign Investment Risk – Securities of foreign issuers and financial instruments correlated to such securities may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by the Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The Advisor does not actively seek to control the impact of foreign currency fluctuations on the Fund.

•	Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand of the issuer’s goods or services.

•	Management Risk – The Advisor will apply various investment techniques and strategies in making investment decisions for the Fund, but there can be no guarantee that these techniques and strategies will achieve the desired results.

•	Market Risk – The Fund is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by the Fund may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

•	Non-diversification Risk – The Fund is classified as “non-diversified” under the federal securities laws. It has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

•	Repurchase Agreement Risk – Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

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•	Turnover Risk – The Advisor expects a significant portion of the assets invested in the Fund to come from a limited number of professional money managers and investors who may use similar technical models as part of an active trading or tactical asset allocation strategy. These strategies often call for coordinated trading of the Fund’s shares to take advantage of anticipated changes in market conditions. This may result in large fluctuations in assets under management which may negatively impact performance by concentrating transaction costs on certain days or over certain periods. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates disclosed in this Prospectus.

•	Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

•	Lack of Extended Operating History Risk – The Fund has a relatively short operating history. The Fund may not succeed in meeting its objective and the Fund’s net asset value may decrease. In addition, if the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

An investment in the Access High Yield Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not guaranteed to achieve its investment objective, and an investment in the Fund could lose money. The Fund is not a complete investment program.

The Access High Yield Fund presents some risks not traditionally associated with most mutual funds. Please refer to the section titled “Additional Information Regarding Investment Strategies and Risks” below and the Statement of Additional Information for additional information regarding strategies and risks.

Fund Performance

The inception date of this Fund was February 8, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Access High Yield Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]		None
Maximum contingent deferred sales charge (as a % of the original purchase price)	None	[2]	1.00%[3]
Sales charge (load) on reinvested distributions	None		None
Redemption Fee	None		None
Wire Redemption Fee[4]	$10		$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A		Class C
Management Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Operating Expenses	[	]%	[	]%

[1]	Lower front-end sales charges for Class A shares may be available with a purchase of $50,000 or more. See “Sales Charges” on page [15].

[2]	Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [15].

[3]	On Class C shares redeemed less than one year after purchase.

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[4]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid to ProFund Advisors for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in the Access High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Access High Yield Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Access High Yield Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year			Three Years
Class A Shares	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	One Year			Three Years
Class A Shares	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]

Access Flex Bear High Yield FundSM

Investment Summary

Investment Objective. Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.

If the Fund is successful in meeting its objective its net asset value should generally lose value as the high yield market is rallying (gaining value). Conversely, its net asset value should generally increase in value as the high yield market is falling (losing value). These are results generally opposite of most traditional high yield funds.

The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Access Flex Bear High Yield Fund will primarily employ the following financial instruments in order to obtain inverse high yield exposure. If successful, this will result in performance that is generally opposite that of traditional high yield bond funds.

•	Credit default swaps (“CDSs”)

•	Interest rate swap agreements and futures contracts

•	Other Financial Instruments whose value is derived from high yield debt securities

•	Debt and money market instruments

The Access Flex Bear High Yield Fund will achieve its inverse high yield exposure primarily through CDSs but may invest in each type of instrument without limitation, consistent with applicable regulations. The Advisor seeks to invest the Fund’s assets so that the combination of its investments provide investment results that inversely correspond to the high yield market and may employ strategies that result in high portfolio turnover. In managing the Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment as well as industry diversification of the Fund’s overall portfolio. Under normal market conditions, the Fund invests at least 80% of its net assets in CDSs and other financial instruments that in combination should provide inverse exposure to the high yield debt (“junk bond”) market. The Advisor does not conduct fundamental analysis in managing the Fund.

CDSs are a kind of swap contract. As such, they are generally bilateral financial contracts that transfer credit exposure between two parties. They may be used by the Access Flex Bear High Yield Fund to obtain credit risk exposure opposite to that of a direct investment in high yield bonds. One party (the “buyer” of a CDS) receives credit protection or sheds credit risk, whereas the other party (the “seller”) of a CDS is selling credit protection or taking on credit risk. The seller typically receives one or more pre-determined periodic payments from the other party. These payments are in consideration for guaranteeing to make a specific payment to the buyer should a negative credit event occur with respect to one of the issuers referenced in the CDS. An additional adjustment to account for market premiums or discounts may be paid or received when

7

initially entering into or closing a position. The amount of credit protection purchased is measured by the “notional amount” of the CDS. A CDS may be either “funded” or “unfunded.” The Fund will generally use only unfunded CDSs which means that the payments by the Fund will be a function of interest rates on high yield bonds. Where the Fund buys an unfunded CDS, the Fund would also normally expect to obtain interest rate exposure opposite to that of a direct investment in fixed income instruments by selling futures or entering into interest rate swaps. Interest rate swap agreements are typically counterparty agreements that involve the exchange of payments based on a fixed rate of interest applied to a notional amount with payments based on a floating rate of interest. Since the Fund seeks inverse exposure to the high yield market, it will normally be a net buyer of CDSs. For further information on CDSs and other types of swap instruments the Fund may use, please see “Investments and Risks” in the Statement of Additional Information.

High yield debt securities that the Fund will seek inverse exposure to are generally debt securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, determined by the Advisor to be of comparable quality. High yield debt securities also include corporate notes, convertible debt securities and preferred securities. The Fund will invest in financial instruments in a manner that provides inverse exposure to the high yield bond market, including CDSs and exchange-traded funds (“ETFs”).

The Access Flex Bear High Yield Fund seeks to maintain inverse exposure to the high yield bond markets regardless of market conditions and without taking defensive positions. The Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of a favorable climate for the high yield bond markets (which would generally be adverse market conditions for this Fund). However, because it may be difficult for the Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Fund may not achieve its investment objective during this period. To find out if the Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637. There is no assurance that the Fund will achieve its investment objective.

Principal Risk Considerations. Like all investments, investing in the Access Flex Bear High Yield Fund entails risks. Many factors affect the value of an investment in the Fund. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are identified below. The Fund may be subject to risks in addition to those identified as principal risks.

•	Inverse Correlation Risk – Because the Fund’s investment objective is to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, the Fund will generally lose value as the high yield market is rallying (gaining value). This result is the opposite of traditional high yield mutual funds, and certain of the risks discussed below apply to the Fund in an inverse or opposite fashion than they would apply to a traditional high yield mutual fund.

•	High Yield Risk – Investment in or exposure to high yield debt instruments may involve greater levels of interest rate, credit and liquidity risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security may lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus an investment in the Fund will generally decline in value when the high yield market is rallying (gaining value).

•

CDS Risk – The Fund will normally be a net “buyer” of CDSs. When the Fund is a buyer of an unfunded CDS, upon the occurrence of a credit event, the counterparty to the Fund has an obligation to pay the par value of a defaulted reference obligation and take delivery from the Fund of such obligation. Since CDSs are usually physically settled, the Fund would first need to purchase the obligation in order to deliver it and obtain payment under the CDS. An active market may not exist for any of the CDSs in which the Fund invests or in the reference obligations subject to the CDS. As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing the CDS, pricing transparency and the risk that the CDSs utilized by the Fund perform in a manner that does not correlate to the high yield bond markets or performs in other ways that are not expected. The Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because a CDS can involve many reference issuers and there

8

are no limitations on the notional amount established for the CDS, the Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. As described under “Aggressive Investment Technique Risk,” investing in CDSs may be considered an aggressive investment technique.

•	Interest Rate Risk – Interest rate risk is the risk that securities instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the interest risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Credit Risk – Credit risk is the risk of the issuer or guarantor of a debt instrument being unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. Government securities. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Certain securities issued by U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may be exposed to credit risk. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the credit risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, an unanticipated early market closing may result in the Fund being unable to sell or buy certain instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial losses.

•	Aggressive Investment Technique Risk – The Fund may use investment techniques that may be considered aggressive, including the use of swap agreements, CDSs and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation between the value of the instruments and the relevant security, index or market. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing in a manner opposite to the high yield market, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired.

•	Counterparty Risk – The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Fund may lose money. The Fund will usually have a contractual relationship only with the counterparty to a swap agreement or CDS and not the obligors of the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus certain counterparty risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand of the issuer’s goods or services. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the issuer risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

9

•	Management Risk – The Advisor will apply various investment techniques and strategies in making investment decisions for the Fund, but there can be no guarantee that these techniques and strategies will achieve the desired results.

•	Market Risk – The Fund is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by the Fund may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. As noted above, the Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the market risk considerations for the Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Non-diversification Risk – The Fund is classified as “non-diversified” under the federal securities laws. It has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be.

•	Repurchase Agreement Risk – Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk – Selling short is a technique that may be employed by the Fund to seek results that are similar but opposite of the performance of the high yield debt market or to adjust investment exposure to debt securities. Short selling is accomplished by borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price plus accrued interest is greater when the security is bought back, the Fund will incur a negative return (loss) on the transaction. The Fund’s use of short sales may involve additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of the Fund and may lower the Fund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause the Fund to be exposed to short sale risk.

•	Valuation Risk – During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

•	Lack of Extended Operating History Risk – The Fund has a relatively short operating history. The Fund may not succeed in meeting its objective and the Fund’s net asset value may decrease. In addition, if the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

•	Active Investor Risk – ProFund Advisors expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

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An investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not guaranteed to achieve its investment objective, and an investment in the Fund could lose money. The Fund is not a complete investment program.

The Fund presents some risks not traditionally associated with most mutual funds. Please refer to the section titled “Additional Information Regarding Investment Strategies and Risks” below and the SAI for additional information regarding strategies and risks.

Fund Performance

The inception date of this Fund was April 27, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None	[2]
Sales charge (load) on reinvested distributions	None
Redemption Fee	None
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	[	]%

Total Annual Operating Expenses	[	]%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more. See “Sales Charges” on page [12].

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [12].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other Expenses” are based on estimated amounts for current fiscal year. Other Expenses include fees paid to ProFund Advisors for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees, and certain other miscellaneous expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	One Year			Three Years
Class A Shares	$	[	]	$	[	]

Additional Information Regarding Investment Strategies and Risks

This section provides additional information regarding some of the principal investments and related risks of the Access High Yield Fund and the Access Flex Bear High Yield Fund. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. The following describes various instruments and strategies that the Funds may use in pursuing their investment objectives. Like all investments, investing in the Funds entails risks. Many factors affect the value of an

11

investment in the Funds. The factors most likely to have a significant impact on each Fund’s portfolio are called “principal risks.” The principal risks for each Fund are identified in the Investment Summary. The Funds may be subject to risks in addition to those identified as principal risks.

•	Cash Positions, such as money market instruments, U.S. Government securities, repurchase agreements and other cash equivalent positions, may be held by the Fund for investment purposes, to provide liquidity for shareholder transactions or to back investments in financial instruments.

•	Credit Default Swaps are instruments which allow for the full or partial transfer of third party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, Euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

•	Equity Securities include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation. While the Funds seek exposure or inverse exposure to the high yield bond markets through the use of financial instruments, each Fund may invest in or seek exposure or inverse exposure equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. To the extent the Funds invest in equity securities, the Funds will be subject to equity risk. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in the Funds to decrease. As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the equity risk considerations for the Access Flex Bear High Yield Fund will generally be the opposite of those for a traditional high yield mutual fund.

•	Financial Instruments may be used by the Funds in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indexes and cash investments in debt or money market instruments covering such positions. The Funds may invest in financial instruments as a substitute for investing directly in bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs.

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•	Forward Contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or Futures Contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	High Yield Debt Instruments, such as bonds and debt securities, are generally those securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, of comparable quality. Below investment grade fixed income securities are high-yield, high risk securities, commonly called “junk bonds,” which are considered speculative. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities, however below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. As noted above, the Access High Yield Fund seeks to correspond generally to the total return of the high yield market and thus an investment in the Fund will generally decline in value when the high yield market is losing value. By contrast, the Access Flex Bear High Yield Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield market, and thus an investment in the Fund will generally decline in value when the high yield market is gaining value.

•	Investment Company Securities, such as open end investment companies and exchange traded funds, provide a means for the Funds to obtain exposure to certain markets. Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, the Funds may indirectly bear service and other fees which are in addition to the fees the Funds pay to service providers.

•	Leveraged Investment Techniques Swap agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts are investment techniques that may be used by the Access High Yield Fund to create leverage. Use of leveraged investment techniques may involve additional costs and risks to the Fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

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•	U.S. Government Securities are securities issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

The Statement of Additional Information contains additional information about each Fund’s investment strategies and related risks.

Access Money Market FundSM

Investment Objective. Access Money Market Fund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. Access Money Market Fund may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements, each of which were described previously on pages 8-9 of this Prospectus. Access Money Market Fund may also invest in asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

In order to maintain a stable share price, Access Money Market Fund maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Access Money Market Fund are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Access Money Market Fund also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Access Money Market Fund buys securities that at the time of purchase:

•	have received the highest short-term rating from two nationally recognized statistical rating organizations;

•	have received the highest short-term rating from one rating organization (if only one organization rates the security);

•	if unrated, are determined to be of similar quality by ProFund Advisors; or

•	have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

Because many of the principal investments of Access Money Market Fund are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. Access Money Market Fund may invest in other types of instruments, as described in the Statement of Additional Information.

Principal Risk Considerations. The principal risks of investing in Access Money Market Fund are market risk, interest rate risk and repurchase agreement risk, each of which were described previously on pages [4-6] of this Prospectus. Debt instrument risk is also a principal risk of the Fund and is described below.

•	Debt Instrument Risk: The Fund may invest principally in debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a fund to decrease. Also, the securities of certain U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk.

•	Lack of Extended Operating History Risk: The Fund has a relatively short operating history. The Fund may not succeed in meeting its objective and the Fund’s net asset value may decrease. In addition, if the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such event, investors may be required to liquidate or transfer their investments at an inopportune time.

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In addition, Access Money Market Fund is also subject to the following risks:

•	Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.

•	Security Selection Risk: While the Access Money Market Fund invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Access Money Market Fund’s yield to lag behind those of similar money market funds.

•	Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Access Money Market Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Access Money Market Fund’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

•	Financial Services Industry Concentration Risk: Because the Access Money Market Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Access Money Market Fund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Access Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that Access Money Market Fund will do so, and you could lose money by investing in this Fund.

Potential Future Change to Fund Structure

The Access Money Market Fund is currently managed by the Advisor. However, the Fund has received all necessary approvals from its Board of Trustees and its initial shareholder to invest all of its investable assets in a separate registered investment company with substantially similar investment objectives (the “Portfolio”). In such case, the Advisor would not be entitled to receive an advisory fee with respect to the Access Money Market Fund. Instead, shareholders of the Access Money Market Fund would pay a proportionate share of the Portfolio’s expenses.

Fund Performance

The inception date of this Fund was February 28, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fee Table

Fees and Expenses of the Access Money Market Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Access Money Market Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum sales charge (load) on purchases (as a % of original purchase price)	None		None
Maximum contingent deferred sales charge (as a % of original purchase price)	None	[1]	1.00%[2]
Sales charge (load) on reinvested distributions	None		None
Redemption Fee	None		None
Wire Redemption Fee[3]	$10		$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A		Class C
Management Fees	0.50%		0.50%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Operating Expenses	[	]%	[	]%

[1]	Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page 15.

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[2]	On Class C shares redeemed less than one year after purchase.

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in the Access Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Access Money Market Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Access Money Market Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year			Three Years
Class A	$	[	]	$	[	]
Class C	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	One Year			Three Years
Class A	$	[	]	$	[	]
Class C	$	[	]	$	[	]

General Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (“ NAV”) plus any applicable sales charge or less any applicable contingent deferred sales charge (“CDSC”). The NAV of each share class is calculated after your transaction request is received by the transfer agent in good order (i.e., required forms are complete and, in the case of a purchase, correct payment is received). The Access High Yield Fund and the Access Flex Bear High Yield Fund calculate their NAVs by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares. The Access Money Market Fund uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

The Access High Yield Fund and the Access Flex Bear High Yield Fund calculate their daily share price for each class of shares at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day (due to the fact that Columbus Day and Veterans’ Day are currently the only two holidays where the Bond markets are closed and the NYSE is open). The Access Money Market Fund normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a Fund’s portfolio investments trade in markets on days when a Fund is not open for business, the value of a Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a Fund is open for business. If the exchange or market on which a Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2006, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern time: Friday, January 13; Friday, February 17; Thursday, April 13; Friday, May 26; Monday, July 3; Friday, September 1; Friday, October 6; Wednesday, November 22; Friday, November 24; Friday, December 22 and Friday, December 29. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. The Access High Yield Fund and the Access Flex Bear High Yield

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Fund may cease taking transaction requests including requests to exchange to or from other funds managed by the Advisor or affiliates of the Advisor on such days.

The Access High Yield Fund’s and the Access Flex Bear High Yield Fund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Securities traded regularly in the over-the-counter market (other than the NASDAQ) are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those securities. Futures contracts purchased and held by a Fund are valued at the last sale price prior to the time the Fund determines its NAV, unless there was no sale on that day, in which case the value of a futures contract purchased by a Fund will be the last bid quote prior to that time, and the value of a futures contract sold by a Fund will be the last asked quote prior to that time. If market quotations are not readily available, that investment would be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that a Fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the Fund sold it. See the Statement of Additional Information for more details.

Access Money Market Fund uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

Dividends and Distributions

The Funds normally declare and distribute to shareholders all of the year’s net investment income and net capital gains, if any, as follows:

Fund	Dividends*		Capital Gains*
	Accrued	Paid	Paid
Access High Yield Fund	Quarterly	Quarterly	Annually
Access Flex Bear High Yield Fund	Annually	Annually	Annually
Access Money Market Fund	Daily	Monthly	Annually	**

*	The Funds may declare additional capital gain and dividend distributions during a year.
**	Access Money Market Fund reserves the right to include in a dividend any short-term capital gains on securities that it sells.

•	Dividend distribution dates are not announced in advance.

•	Access Money Market Fund shares begin to earn dividends on the day the transfer agent receives a Federal funds wire payment for a purchase in good order. Access Money Market Fund may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV of $1.00 per share.

•	Access Money Market Fund shares purchased by check begin to earn dividends the first business day following the day the check is received in good order by the transfer agent. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that the transfer agent has processed a redemption of those shares.

The Funds will reinvest distributions in additional fund shares unless a shareholder has written to request distributions in cash (by check, wire or ACH). By selecting to receive distributions in cash, the shareholder agrees to the following conditions:

•	Any dividend or distribution check, that has been returned, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the fund from which such distribution was paid or, if the account is closed or only the Access Money Market Fund is open, the funds will be reinvested into Access Money Market Fund; and

•	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the fund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed.

•

If a shareholder elects to receive distributions by check or wire, each Fund will, nonetheless, automatically reinvest such distributions in additional shares of such Fund if they are $10 or less (and payable by check) or $25

17

or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another Fund regardless of amount.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

•	The Funds do not ordinarily pay federal income tax on net investment income (which includes short-term capital gains) and net capital gains that they distribute to shareholders.

•	The Funds expect to distribute all or substantially all of their income and gains to shareholders every year. For federal income tax purposes, distributions of investment income to taxable U.S. investors are generally taxable as ordinary income.

•	Whether a distribution by the Funds is taxable to shareholders as ordinary income or at the lower capital gains rate depends on how long the Fund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the Funds. Distributions are taxable even if they are paid from income or gains earned by the Funds prior to the investor’s purchase of Fund shares (which income or gains were thus included in the price paid for the Fund shares).

•	Distributions of gains from investments that a Fund owned (or is treated as having owned) for more than 12 months and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a Fund owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions may also be subject to state and local taxes.

•	For taxable years beginning before January 1, 2009, distributions of investment income designated by a fund as derived from “qualified dividend income” – as further defined in the Statement of Additional Information – will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the holding period and other requirements are met at both the shareholder and fund level. The Funds do not expect a significant portion of the Funds’ distributions to be derived from qualified dividend income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held fund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. The Funds do not expect a significant payment or distribution to be derived from qualified dividend income.

•	Dividends and distributions declared by the Funds in October, November or December of one year and paid in January of the next year will be taxable to shareholders in the calendar year in which the distributions are declared, rather that the calendar year in which the distributions are received.

•	If shareholders redeem their Fund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares.

•	If shareholders exchange Fund shares for shares of a different fund this will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

•	Shareholder transactions in a Fund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates, while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2009.

•	Distributions from investments in securities of foreign issuers, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a Fund’s yield on those securities would decrease.

•	A Fund’s investment in certain debt instruments and a Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

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•	Distributions by the Funds to retirement plans that qualify for tax-exempt treatment under U.S. Federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

•	The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the Funds with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, it is recommended that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the Funds.

Sales Charges

Class A Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission. The sales charge is up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. Except as described below, the offering price includes the front-end sales charge. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
Over $1,000,000	0.00%	0.00%*

*	For investments of $1 million or more, Class A Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% CDSC based on your initial purchase price and the net amount you have invested. The CDSC is used to reimburse ProFunds Distributors, Inc. (the “Distributor”) for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your intermediary directly.

Information regarding the Funds’ sales charge reductions is available on the Funds’ website (www.accesshighyield.com) free of charge. Additional information regarding sales charges is also available in the Statement of Additional Information.

Sales Charges for the Access Money Market Fund

You will not be charged a sales charge for new purchases of Class A Shares of the Access Money Market Fund. If you exchange your Class A Shares of the Access Money Market Fund for Class A Shares of Access High Yield Fund or Class A Shares of Access Flex Bear High Yield Fund (together, “Access Funds”), the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. In addition, new purchases of Class A Shares of the Access Money Market Fund and existing holdings of Class A Shares of the Access Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of Class A Shares of the Access High Yield Fund, as discussed below.

How to Reduce your Sales Charges

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Access Fund holdings from which a sales charge was paid to reduce your sales charge. Therefore, references to “you” and “your” in the following

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paragraphs regarding sales charges refer to you and your immediate family. Please see the SAI or refer to www.accesshighyield.com for further information.

Rights of Accumulation

To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine your new purchases of Class A Shares with the shares of any other Class A Shares of the Fund that you already own or Class A Shares of any Access Fund upon which a sales charge was paid. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A Shares of the Access Funds upon which a sales charge was paid that you own calculated at their then current public offering price. Additionally, you may combine simultaneous purchases of Class A Shares of one Fund with Class A Shares of any other Access Fund (other than initial purchases of the Access Money Market Fund) to reduce the sales charge rate that applies to purchases of each Fund’s Class A Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, Class A Shares of the Access Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an Access Fund with a value of $80,000 and wish to invest an additional $40,000 in Class A Shares of an Access Fund, the reduced initial sales charge of 3.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the Transfer Agent with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Letters of Intent

You may pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent (“LOI”), and then fulfilling the conditions of that LOI. Under a LOI, you commit to purchase a specified dollar amount of Class A Shares of a Fund or another Access Fund during a 13-month period. At your written request, Class A Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, Class A Shares of the Access Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge

•	Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” in the prospectus).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described above under “Rights of Accumulation” if the Transfer Agent is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

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Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI at your request. The LOI effective date will be the date of the first purchase within the 90-day period.

•	If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•	By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•	If the intended investment is not completed, you will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Transfer Agent as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•	If at any time before completion the LOI Program you request the Transfer Agent to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Repurchase of Class A Shares

If you have redeemed Class A Shares of any Access Fund within the past 365 days, upon which you originally paid the front-end sales charge, you may repurchase an equivalent dollar amount of Class A Shares of any Access Fund at NAV without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Distributor that you intend to do so in writing. You must provide the Distributor with the following information: (i) the date on which your Class A Shares of an Access Fund were redeemed, (ii) your account number and (iii) an indication that you would like to repurchase Class A Shares of an Access Fund. The Distributor must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

As discussed above, Class A Shares of the Access Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•	Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

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•	Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•	Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•	Purchases by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs, and accounts managed by third parties do not qualify for this waiver.

•	Purchases by a broker-dealer for a managed account that is charged an asset-backed fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver.

•	Purchases by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver.

•	Purchases by a bank trust officer, registered representative or other employee (or a member of one of their immediate families) of investment professionals having agreements with a Selling Broker. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with a Selling Broker, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

Sales Charge Exceptions

You will not pay initial sales charges on the following:

•	New purchases of Class A Shares of the Access Money Market Fund.

•	Class A Shares purchased by reinvesting dividends and distributions.

•	When exchanging Class A Shares of an Access Fund for Class A Shares of another Access Fund offering such class, unless you are exchanging Class A Shares of the Access Money Market Fund that have not previously been subject to a sales charge.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees, the Funds may pay broker-dealers (including, ProFunds Distributors, Inc. (the “Distributor”)), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals, a fee as compensation for service and distribution-related activities and/or shareholder services.

Under the Plan, Class A Shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A Shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A Shares as compensation for shareholder services and have

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authorized no payments as compensation for service and distribution-related activities with respect to Class A Shares. The Trustees may approve additional payments for service and distribution related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

Normally, on purchases of Class A Shares, or, for purchases of Class A Shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) for providing services to investors in Class A Shares and/or the maintenance of shareholder accounts, or, if authorized by the Trustees, as commissions, asset-based sales charges or other compensation with respect to the sale of Class A Shares of each Fund, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A Shares of each Fund.

Under the Plan, Class C Shares are authorized to pay a fee of at an annual rate not to exceed 1.00% of each Fund’s average daily net assets attributable to Class C Shares, of which 0.75% may be compensation for service and distribution-related activities with respect to Class C Shares and of which 0.25% may be compensation for shareholder services with respect to Class C Shares. Over time, fees paid under the Plan will increase the cost of a shareholder’s investment and may cost more than other types of sales charges.

Normally, after the first year of investment in Class C Shares, the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class C Shares of each Fund, or for providing services to investors in Class C Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of C Shares of each Fund.

The Advisor or other service providers may utilize their own resources to finance distribution or service activities on behalf of the Funds, including compensating the Distributor and other third parties for distribution related activities or the provision of shareholder services. This compensation is not reflected in the fees and expenses section of the fee table for each Fund contained in this prospectus.

In addition, the Distributor and the Advisor may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered through a Fund’s Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and the Advisor may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the Funds, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or the Advisor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Funds, all other series of the Trust, other funds sponsored by the Advisor and/or a particular class of shares, during a specified period of time. The Distributor and the Advisor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Trust and the quality of the financial firm’s relationship with the Distributor or the Advisor. The additional payments described above are made at the Distributor’s or the Advisor’s expense, as applicable. These payments may be made, at the discretion of the Distributor or the Advisor to some of the financial firms that have sold the greatest amounts of shares of the series of the Trust. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and the Advisor may visit financial firms on a regular basis to educate financial advisors about the Trust and to encourage the sale of Trust shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than the series of the Trust make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and

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their financial consultants may have financial incentives for recommending a particular mutual fund (including the series of the Trust) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

Since the Funds commenced operations, the Advisor has made additional payments for the purposes described above of approximately $100,000 across all funds in the complex.

Shareholder Information

You may purchase shares using any of the following methods.	How to Make an Initial Purchase	How to Purchase Additional Shares
	The minimum initial investment amounts are:	The minimum subsequent purchase amount is $100.

Fund Minimums	• $15,000 for discretionary accounts controlled by a financial professional and [self-directed accounts controlled directly by investors].

By Mail	Step 1:	Step 1:

	Complete a New Account Form (see “Completing your New Account Form”.)	Complete an investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the Fund and the purchase amount. Make sure that your investment meets the additional purchase minimum.

	Step 2:	Step 2:

	Make your check payable to Access One Trust.	Make your check payable to the Fund. Write the name of the Fund and your account number, if known, on the check.

	Step 3:	Step 3:

	Send the signed New Account Form and check to: Access One Trust {name of fund} P.O. Box 183021 Columbus, OH 43218-3021	Send the investment slip and check to: Access One Trust {name of fund} P.O. Box 183021 Columbus, OH 43218-3021

By Wire	Step 1:	Step 1:

Complete a New Account Form (see “Completing your New Account Form”).

Call Access One Trust to inform us of:

•     your account number,

•     the amount to be wired, and

•     the Fund in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from Access One Trust).

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You may purchase shares using any of the following methods.	How to Make an Initial Purchase	How to Purchase Additional Shares
	Step 2	Step 2:

	Fax the New Account Form to (800) 782-4797 (toll-free) or (614) 470-8718. Call the Fund to:	Contact your bank to initiate your wire transfer.

• confirm receipt of the faxed New Account Form,

• request your new account number, and

• receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

Send the original, signed New Account Form to:

Access One Trust {name of fund}
P.O. Box 183021
Columbus, OH 43218-3021

Step 3:

Instruct your bank to transfer money by wire to:

Huntington Bank
Columbus, OH
Routing/ABA #: 044000024
DDA # 01892150549

For further credit to: Your name, the name of the Fund, your Fund account number and your confirmation number.

Your wire normally must be received and accepted by the Fund between 8:00 a.m. and 12:00 p.m. Eastern Time (for the Access High Yield Fund and Access Money Market Fund) and between 8:00 a.m. and 2:00 p.m. Eastern Time (for the Access Flex Bear High Yield Fund) to purchase shares the day of the wire transfer. Wires received after noted cut-off time may be rejected. Investment instructions provided to the Fund may be cancelled if the wire transfer is not received by applicable cut-off time. The Funds are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

By ACH

Step 1:

Call Access One Trust to inform us of:

•      the fact that you want to make an ACH purchase,

•      your account number,

•      the purchase amount, and

•      the Fund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Trust).

Please note the maximum ACH purchase is $50,000.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

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CONTACT INFORMATION

By Telephone:	(866) 296-2603 – Transfer Agent for individual investors (888) 776-5717 – Shareholder Services Representative for financial professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	www.accesshighyield.com

Regular mail:	Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	Access One Trust c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

Opening a New Account

The Access Money Market Fund and Access High Yield Fund each offer two classes of shares through this Prospectus: Class A Shares and Class C Shares. The Access Flex Bear High Yield Fund offers one class of shares through this Prospectus: Class A Shares. Class A Shares and Class C Shares may only be purchased through a financial advisor, securities dealer or other financial intermediary authorized to sell the Funds’ shares (“Authorized Financial Professional”). Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best fits your situation. Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Retirement Plan Accounts

Several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA or 403(b)(7) plans) are available. Please visit the Trust’s Internet website or contact the Trust for a retirement plan account application. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, the Fund does not sponsor these plans nor does the Fund provide retirement reporting for these types of plans. Please visit the Fund’s Internet website or contact the Fund for a retirement plan account application. Note that the initial funding for your retirement plan account for Class A Shares must be by exchange from Access High Yield Fund or Access Money Market Fund.

How to Purchase Shares

You may open an account and purchase Class A and Class C shares of the Access Money Market Fund by contacting an Authorized Financial Professional. A new account in the Access High Yield Fund may only be opened through an exchange from the Access Money Market Fund or Access Flex Bear High Yield Fund. A new account in Class A Shares of the Access Flex Bear High Yield Fund may only be opened through an exchange from the Access Money Market Fund or Access High Yield Fund. The minimum initial investment to open a new account in the Access Money Market Fund is $15,000. The Funds’ minimum subsequent investment is $100. You may sign up for the automatic purchase service when opening a new account, or you may download or request an Optional Services Form to add this services to an existing account.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by the Funds and/or their agents to verify the identity of the persons opening an account. If this information is not provided, the Funds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended or restricted and the proceeds may be withheld in accordance with applicable law.

Purchasing Additional Shares

The Funds offer you the option to send purchase orders by mail or fax and to send purchase proceeds by check, ACH or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards,

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travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

The Funds price shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or ACH received by stated cut-off times, and for new accounts, a properly completed New Account Form. The Fund cannot accept wire or ACH purchases on bank holidays. The Fund and its distributor may reject any purchase request for any reason.

Important information you should know when you Purchase Additional Shares:

•	Instructions, written or by telephone, given to a Fund for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by the Fund. A wire purchase will be considered in good order if (i) you have contacted the Fund and received a confirmation number, and (ii) the Fund receives and accepts your wire during the Fund’s wire processing times noted in the chart on page 21 and further described under “Additional Shareholder Information.”

•	Although the Funds do not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

•	Neither a Fund nor its distributor will be responsible for checks, ACH or wires being returned or rejected. If the check, ACH or wire cannot be identified, it may be returned or rejected. Checks submitted to a Fund will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	A Fund will ordinarily cancel your purchase order if your bank does not honor your check or ACH for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. The Fund (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the Fund.

•	Shareholders of Access High Yield Fund are limited to six “round trip” purchases per year. A significant redemption followed by a purchase is considered one round trip.

•	When you purchase shares of a Fund, you must choose a share class. If none is chosen, your investment will be made in Class A shares. Because each investor’s financial considerations are different, you should speak with your financial adviser to help you decide which share class is best suited to your financial goals. You should also read this Prospectus carefully prior to investing.

•	The Trust may reject or cancel any purchase orders for any reason.

•	The minimum for initial and subsequent purchases may be waived in certain circumstances.

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You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares
Minimum	At least $1,000 or, if less, your entire holdings in such Fund.

By Mail

Send a signed letter to:

Access One Trust {name of fund}

P.O. Box 183021

Columbus, OH 43218-3021

The letter should include information necessary to process your request as described on page [19]. Each Fund may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page [21] or call the Fund for additional information.

By Telephone

(866) 296-2603 – Transfer Agent for individual investors (888) 776-5717 – Shareholder Services Representative for financial professionals only

Through a Financial Professional	Contact your financial professional with your instructions.

Exchanging Shares

Shareholders of each Fund can exchange Class A or Class C shares of their Fund for Class A or Class C shares, respectively, of the other Access Funds. Exchange requests, like any other share transaction, are subject to each Fund’s transaction cut-off times described on the next page. Please note that the transaction cut-off times of one fund may differ from those of another fund. In such an exchange, you will receive the price next computed after the exchange request is made for both the redemption and the purchase transactions involved in the exchange. You will be responsible for any losses if sufficient redemption proceeds are not available to pay the purchase price of shares purchased. Please consult the prospectus of the fund into which you are exchanging for the applicable cut-off times. Contact an Authorized Financial Professional to initiate an exchange. Exchanging shares from the Access Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge.

The Funds will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or the dollar value of the shares you wish to exchange.

•	the Access Fund that you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	Neither the Funds, the Funds’ distributor nor the Funds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the Fund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective Funds after the Funds have received your exchange request in good order.

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•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into an Access Fund, please read the fund’s Prospectus.

Redeeming Shares

You may redeem all or part of your shares at the NAV (less any applicable fees and charges) next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares. Redemptions from a retirement account can only be made by mail using the correct distribution form. Please contact the Transfer Agent at 1-866-296-2603 or visit the website at www.accesshighyield.com to receive the appropriate distribution form. You may also redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic redemption is $500. The redemption minimum is waived for IRA account holders over 70 1/2 years of age. You may sign up for this automatic redemption service when opening a new account, or you may download or request an Optional Services Form to add this service to an existing account.

A Fund will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

•	By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

•	By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. The Fund charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the Fund.

•	By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing bank information on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by the Fund for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call the Fund.

Important information you should know when you sell shares:

•	Shareholders of Access High Yield Fund are limited to six “round trip” purchases per year. A significant redemption followed by a purchase is considered one round trip.

•	Fund shareholders automatically have telephone redemption privileges unless they elected not to have these privileges.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your Fund account, you must make the request in writing. The signatures of registered owners must be guaranteed (see “Signature Guarantees”).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount or your request may be treated as a complete redemption of the account.

•	A Fund normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check, ACH or through the Fund’s automatic investment plan, the Fund may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call the Fund to request a retirement account distribution form or download the form from the Fund’s Internet website.

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•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of the Fund’s investors. Proceeds cannot be sent by wire or ACH on bank holidays.

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with the Funds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs as determined by their policies. In addition, each Fund reserves the right to modify its minimum account requirements at any time with or without prior notice.

Each Fund reserves the right to involuntarily redeem an investor’s account with 30 days’ prior notice, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by the Fund’s transfer agent, distributor, or authorized agent. All shareholder transaction orders must be received in good order by the Fund’s transfer agent, distributor, or authorized agent before identified cut-off times to be processed at that business day’s NAV. Certain financial intermediaries may impose cut-off times different from those described above. Wires received after a Fund’s cut-off time will generally be rejected. A completed New Account Form does not constitute a purchase order until the transfer agent deems it is in good order, verifies your identity, processes the New Account Form and receives correct payment by check, ACH or wire transfer on any business day prior to the designated cut-off time. Trades placed via telephone must be initiated (i.e., the call must be received and in queue) by the cut-off time and communicated in good order by 4:00 p.m. (Eastern Time). The following are transaction cut-off times for the Funds.

Method	Fund	Normal Cut-Off Time (Eastern Time) *	Additional Transaction Information (Eastern Time) *
By Mail	All Funds	4:00 p.m.

By Telephone	Access High Yield Fund and Access Money Market Fund	12:00 p.m.	The Funds accept all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.
	Access Flex Bear High Yield Fund	2:00 p.m.

By Wire	Access High Yield Fund Access Money Market Fund	11:30 p.m.

	Access Flex Bear High Yield Fund	2:00 p.m.

*	On certain days before or after a NYSE holiday, the Bond Market Association may recommend that the bond markets close early. On such days, the Fund will cease taking transactions 2 hours prior to the close of the open auction of the 30-year U.S. Treasury Bond futures. On most such days the open auction 30-year U.S. Treasury Bond futures close at 1:00 p.m. ET, which would result in an 11:00 a.m. ET fund cut-off time.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

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•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your account with the Fund or the bank account has been established within the previous 10 business days.

•	Other unusual situations as determined by the Fund’s transfer agent.

The Funds reserve the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Funds reserve the right to reject a signature guarantee if it is not provided by a STAMP (Securities Transfer Agents Medallion Program – the official signature guarantee program recognized and approved by the financial industry) 2000 Medallion guarantor.

About Telephone Transactions

Telephone transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither the Funds, the Funds’ distributor nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone, call the Funds for instructions.

During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on the Funds’ behalf. Such purchase and redemption orders will be deemed to have been received by the Funds at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Funds may use broker dealers who sell fund shares to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

Class A and Class C Shares may bear fees payable to certain intermediaries or financial institutions for provision of record keeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the Funds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this Prospectus.

Frequent Purchases and Redemptions of Fund Shares

The Board of Trustees of the Trust has adopted a “Policy Regarding Frequent Purchases and Redemptions of Fund Shares” applicable to the Funds.

Access Funds (excluding Access High Yield Fund)

Pursuant to this Policy, it is the general policy of the Access Funds (excluding Access High Yield Fund) to accommodate and permit frequent purchases and redemptions of Fund shares. The Access Funds (excluding Access High Yield Fund) do not deter frequent purchases and redemptions of Fund shares and impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of Fund shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, the Trust may reject any purchase request for any reason.

As noted above under Access Flex Bear High Yield Fund “Investment Summary—Principal Risk Considerations—Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Fund and generating greater

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tax liabilities for shareholders. In addition, large movements of assets into and out of a Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Access High Yield Fund

The Policy with respect to frequent purchases and redemptions of Access High Yield Fund shares limits the number of round trips shareholders may make in the Fund to no more than six during a 12-month period (“Trading Policy”). A round trip is considered to be a significant redemption followed by a subsequent purchase in the same fund. The Access High Yield Fund may, in its sole discretion, temporarily or permanently terminate the exchange privilege of any investor or impose restrictions or limitations on future purchases or exchange orders. The Access High Yield Fund, the Distributor or the transfer agent reserves the right to close shareholder accounts to purchases or otherwise limit shareholder transactions if shareholders violate the Trading Policy.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a Fund, some transactions may be processed while others may not. This may result in Fund positions that you did not anticipate. Neither the Funds, the Funds’ transfer agent nor the Funds’ distributor will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges or redemptions cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks which have been returned to a Fund, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned, the proceeds will be deposited into the shareholder’s account from which the redemption was sent.

Disclosure of Portfolio Holdings

A description of the Access One Trust’s (the “Trust”) policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available (i) in the Trust’s Statement of Additional Information and (ii) on the Funds’ website at www.accesshighyield.com.

Additional Shareholder Services

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 1/2 years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Direct shareholders will receive quarterly statements showing the market value of their Fund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, the Funds will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans sponsored by Access One Trust. Normally, in February of each year, the Funds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Fund Management

Board of Trustees and Officers

The Funds’ Board of Trustees is responsible for the general supervision of the Funds. The Funds’ officers are responsible for the day-to-day operations of the Funds.

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Investment Advisor

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814, serves as the investment adviser to the Fund. The Advisor oversees the investment and reinvestment of the assets in the Fund and also performs certain management services, including client support and other administrative services. The Advisor receives an annual fee equal to 0.75% of the average daily net assets of the Access High Yield Fund and the Access Flex Bear High Yield Fund an annual fee equal to 0.50% of the average daily net assets of Access Money Market Fund. The Advisor bears the costs of providing advisory services. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements of the Funds is available in the Funds’ semi-annual report to shareholders dated April 30, 2005.

ProFund Advisors is owned and managed by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer of ProFund Advisors from 2003 until 2004 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each Fund is managed by an investment team overseen by Agustin J. Fleites and George O. Foster.

Agustin J. Fleites, Chief Investment Officer and Head of Exchange Traded Funds for ProFund Advisors LLC since August, 2005. Mr. Fleites formerly served as Senior Principal of State Street Global Advisors (“SSgA”), President of SSgA Funds Management, Inc. and Managing Director of the Advisor Strategies unit from 2002-2005. He served as Chairman of the Board and President of SSgA’s streetTRACKS family of exchange traded funds, Chief Executive Officer and a Director of the SSgA Funds, and a Director of the Select Sector SPDR Trust from 1999-2005. He holds a Bachelor’s degree in Finance and Multinational Management from the Wharton School of the University of Pennsylvania and a Master of Business Administration degree in Finance from Babson College, he is also a Chartered Financial Analyst.

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999. Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the members of the investment team with the most significant joint responsibility for the day-to-day management of the Funds:

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Jeff Ploshnick – Portfolio Manager	Since 2/8/05	ProFund Advisors - Portfolio Manager since February 2001; Monument Funds Group – Vice President and Director of Trading October 2000 to February 2001; Johnston, Lemon and Co. – Vice President and Head Equity Trader May 1997 to September 2000.

Howard Rubin – Senior Portfolio Manager	Since 2/8/05	ProFund Advisors - Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005. Portfolio Manager April 2000 to November 2004.

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The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by the Portfolio Managers and their ownership of series of Access One Trust and ProFunds.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of the Funds’ shares. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the Funds, providing operations, compliance and administrative services.

The Advisor also performs certain management services, including client support and other administrative services, for the Funds under a Management Services Agreement. The Advisor is entitled to receive annual fees equal to 0.15% of the average daily net assets of each Fund for such services. In the event that the Access Money Market Fund invests all of its investable assets in a Portfolio, or any successor mutual fund, the Advisor will be entitled to receive an annual fee equal to 0.35% of the average daily net assets of the Access Money Market Fund for client support and administrative services, and for feeder fund management, administration and reporting with respect to the Access Money Market Fund’s relationship to the Portfolio.

Financial Highlights

[to be filed by amendment]

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You can find more detailed information about the Funds in the Funds’ Statement of Additional Information, dated [February 28, 2006]. The Statement of Additional Information has been filed electronically with the Securities and Exchange Commission (“SEC”) and information relating to the Funds is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of the Statement of Additional Information, or the annual or semiannual reports, or if you have questions about investing in the Fund, write us at:

Access One Trust

P.O. Box 183021

Columbus, OH 43218-3021

or call our toll-free number:

1-888-296-2603

or visit our web site www.accesshighyield.com

You can find reports and other information about the Funds on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File No. 811-21634

HY0206

ACCESS ONE TRUST

STATEMENT OF ADDITIONAL INFORMATION

Access Flex High Yield Fund (Investor Class and Service Class Shares)

Access Flex Bear High Yield Fund (Investor Class and Service Class Shares)

3435 Stelzer Road

Columbus, Ohio 43219

PHONE: 1-888-776-3637 For Individual Investors Only

1-888-776-5717 Institutions and Financial Professionals Only

This Statement of Additional Information (“SAI”) describes Access One Trust, a Delaware statutory trust (“Trust”) and the Access Flex Bear High Yield Fund and the Access Flex High Yield Fund, each a series of the Trust (each a “Fund”, collectively, the “Funds”).

This SAI is not a prospectus. The Access Flex Bear High Yield Fund and the Access Flex High Yield Fund offer three classes of shares: Investor Class shares, Service Class shares, and Class A shares. Class A Shares are offered through a separate SAI. This SAI should be read in conjunction with the Prospectus of Access Flex Bear High Yield Fund and the Access Flex High Yield Fund, dated [February 28, 2006], (with respect to Investor and Service Class Shares), which prospectus incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at www.accesshighyield.com. A copy of the Annual Report for the Access Flex High Yield Fund is available, without charge, upon request to the address above or by telephone at the numbers above. An annual report for the Access Flex Bear High Yield Fund will be available once the Fund has completed its first annual period.

This SAI is dated [February 28, 2006].

ACCESS ONE TRUST

Description of Trust

The Trust is a Delaware statutory trust organized on July 29, 2004 and is registered with the Securities and Exchange Commission (“SEC” or “Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of eight separate series: Access High Yield Fund, Access Money Market Fund, Access Flex High Yield Fund, Access Flex Bear High Yield Fund, Access Commodity Fund, Access Bear Commodity Fund, Access VP High Yield Fund and Access VP Bear High Yield Fund. Two series, the Access Flex Bear High Yield Fund and the Access Flex High Yield Fund (each with respect to Investor and Service Class Shares only) (each a “Fund”, together the “Funds”), are discussed herein. Other funds may be added in the future. The Funds are classified as non-diversified management investment companies. The investments made by the Funds and the results achieved by the Funds at any given time may not be the same as those made by other mutual funds for which the Advisor acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Funds.

General Information

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the Funds. The discussion below supplements and should be read in conjunction with the Prospectus.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of the Funds, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental may be changed by the Trustees of the Funds without the approval of shareholders.

The investment strategies of the Funds are discussed below, and as discussed in the Prospectus, may be used by a Fund if, in the opinion of ProFund Advisors LLC (the “Advisor”), these strategies will be advantageous to the Funds. Investing in the Funds involves special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the Funds to determine whether an investment is appropriate. Investment in a Fund alone does not constitute a balanced investment plan. The Funds are not intended for investors whose principal objective is current income or preservation of capital. A Fund is free to reduce or eliminate its activity in any of these areas without changing the Fund’s fundamental policies. Because of the inherent risks in any investment, there is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate a Fund at a time that may not be opportune for shareholders.

The Advisor expects that the assets invested in the Funds will come from professional money managers who may all use similar technical models as part of an active trading strategy. This may result in large fluctuations in assets under management which may negatively impact performance by concentrating transaction costs on certain days or over certain periods.

INVESTMENTS AND RISKS:

Additional information concerning the characteristics of the investments of the Funds is set forth below.

Swap Agreements. The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Access Flex High Yield Fund will primarily employ credit default swaps in order to obtain high yield exposure. The Access High Yield Fund may also enter into interest rate, index, total return and equity swap agreements. The Fund may also enter into options on swap agreements (swap options).

The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity. The Access Flex Bear High Yield Fund will primarily employ credit default swaps in order to detain inverse high yield exposure. The Access Flex Bear High Yield Fund may also enter into interest rate, index, total return, and equity swap agreements. The Access Flex Bear High Yield Fund may also enter into options on swap agreements (swap options).

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index. In the case of a credit default swap (CDS), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). The Access Flex High Yield Fund is usually a net seller of CDSs and the Access Flex Bear High Yield Fund is usually a net buyer of CDSs. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swap options.

Certain swap agreements entered into by the Funds (but generally not CDSs) would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement would be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Other swap agreements, such as credit default swaps (CDS), may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Access Flex High Yield Fund and the Access Flex Bear High Yield Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where either Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS.

Because swap agreements are two party contracts and because they may have terms of greater than seven days, the “net amount” of a swap agreement may be considered to be illiquid. Moreover, the Funds bear the counterparty risk, i.e., risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will only enter into swap agreements with counterparties that meet the Funds’ standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, the Fund will become obligated, upon exercise of the option, to the terms of the underlying agreement.

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are exempt from most provisions of the Commodity Exchange Act (CEA) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (‘CFTC”). It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

As noted above, a Fund may enter into credit default swap contracts (CDSs) for investment purposes. Access Flex High Yield Fund will normally be a seller of CDSs. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

The Access Flex Bear High Yield Fund will normally be a buyer of CDSs (also referred to as a buyer of protection; or a seller of risk; or a seller of the reference security or a group of securities). If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund. The Access Flex Bear High Yield Fund expects to buy CDSs with multiple reference issuers, in which case payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The Funds may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long or short-term interest rates. For example, a Fund may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

The use of CDSs and interest rate swaps, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

The Funds may enter into equity swaps. In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index. Equity swaps are normally used to (1) initiate and maintain long or short equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce, or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectus and SAI), swap agreements are generally valued by the Funds at market value. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Structured Notes. Structured notes are securities that are collateralized by one or more CDSs on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on CDSs (e.g., credit linked security), a Fund is also subject to the credit risk of the corporate credits underlying the CDSs. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

The collateral for a structured note may be one or more CDSs, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with CDSs.

Below Investment Grade Securities. As noted in the Prospectus, each Fund may invest significantly in or seek exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Below investment grade securities generally reflect a greater possibility that adverse changes in the financial condition of the issuer and/or in general economic conditions may impair the ability of the issuer to make timely payments of interest and principal. In addition, because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have the more traditional methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities. Failure of the Fund to receive interest and principal payments from its portfolio of fixed income securities will affect the Fund’s income and ability to meet its investment objective.

The Access Flex Bear High Yield Fund will seek inverse exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. The Access Flex Bear High Yield Fund’s inverse exposure to below investment grade securities will generally cause the Fund to lose value when conditions are favorable or neutral for these securities. The Access Flex Bear High Yield Fund will generally benefit when conditions are adverse for these securities or when there is a default event. These results are opposite that of most high yield funds.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities held by the Fund more volatile and can limit the Fund’s ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, the absence of a liquid trading market for below investment grade securities held by the Fund may make it difficult for the Fund to establish the fair value of the securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer’s current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by the nationally recognized securities rating organizations (“NRSROs”) do not necessarily reflect an assessment of the volatility of a security’s market value or liquidity. See Appendix A of this SAI for a summary of the NRSROs’ ratings.

The value of below investment grade securities, like other fixed income securities, fluctuates in response to changes in the interest rates. A decrease in interest rates will generally result in a decrease in the value of Access Flex Bear High Yield Fund’s investments, while an increase in interest rates will generally result in an increase in the value of the Fund’s investments. Below investment grade securities can also be affected, sometimes to a greater extent than other fixed income investments, by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the value of fixed income securities such as below investment grade securities.

Corporate Bonds. The Access Flex Bear High Yield Fund may seek inverse exposure to, and the Access Flex High Yield Fund’s investment in, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The Access Flex Bear High Yield Fund may seek inverse exposure to, and the Access Flex High Yield Fund may invest in, all grades of corporate securities including below investment grade as discussed above.

Collateralized Debt Obligations (CDOs). The Access Flex High Yield Fund may invest in collateralized debt obligations (CDOs). CDOs include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other similarly structured securities. In a typical CDO investment, a Fund will purchase a security that is backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures, and swaps. The cash flows generated by the collateral are used to pay interest and principal to a Fund. CDOs are structured into tranches, and the payments allocated such that each tranche has a predictable cash flow stream and average life.

The portfolio underlying the CDO security is subject to investment guidelines. However, a fund cannot monitor the underlying obligations of the CDO, and is subject to the risk that the CDO’s underlying obligations may not be authorized investments for the Fund.

In addition, a CDO is a derivative, and is subject to credit, liquidity, and interest rate risks, as well as volatility. The market value of the underlying securities at any time will vary, and may vary substantially from the price at which such underlying securities were initially purchased. The amount of proceeds received upon sale or disposition, or the amount received or recovered upon maturity, may not be sufficient to repay principal and interest to investors, which could result in losses to a fund.

The securities issued by a CDO are not traded in organized exchange markets. Consequently, the liquidity of a CDO security is limited and there can be no assurance that a market will exist at the time that a fund sells the CDO security. CDO investments may also be subject to transfer restrictions that further limit the liquidity of the CDO security.

Convertible Securities. The Access Flex High Yield Fund may invest directly or indirectly in convertible securities. The Access Flex Bear High Yield Fund may seek inverse exposure to convertible securities. A convertible security is a bond, debenture, note, preferred stock, warrant, or other security that may be converted into or exchanged for either: (1) a prescribed amount of common stock or other security of the same or different issuer; or (2) cash within a particular time period at a specified price or formula. A convertible security generally entitles the holder to receive interest on debt securities or dividends stock securities until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities ordinarily provide a stream of income with generally higher yields than those of ordinary common stock of the same or similar issuer. Convertible securities generally have characteristics similar to both debt and equity securities. The value of the convertible securities generally tends to decline as interest rates rise and tends to fluctuate with the market value of the underlying equity securities due to the conversion feature. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of a Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. A Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

The Funds may invest in convertible securities that have a mandatory conversion feature. A convertible security with a mandatory conversion feature automatically converts into stock or other equity securities at the option of the issuer or at a specified date and a specified conversion ratio. Since conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying stock or equity security at times when the value of the underlying security has declined substantially. Convertible securities, particularly securities with a mandatory conversion feature, may be less liquid than other types of investments or illiquid. In such cases, a Fund may not be able to dispose of the convertible security in a timely fashion or at a fair price, which could result in a loss to the Fund.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to convertible securities and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Equity Securities. The Access Flex High Yield Fund may invest in or seek exposure to equity securities, while the Access Flex Bear High Yield Fund may invest in or seek inverse exposure to equity securities. The market price of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. It may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is particularly sensitive to these market risks.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to equity securities and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Foreign Securities. The Access High Yield Fund may invest in securities of foreign issuers (“foreign securities”), while the Access Flex Bear High Yield Fund may seek inverse exposure to such securities. These securities involve certain risks. These include the risk that an investment in a foreign issuer could be adversely effected as a result of a decline in value of the local currency versus the dollar. There is also the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The Funds also may invest in Depositary Receipts (see “Depositary Receipts” below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to foreign securities and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Futures Contracts and Related Options. The Funds may purchase or sell index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of a Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells an index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position (marked-to-market on a daily basis) a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund, cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The Funds may purchase and sell futures contracts and options thereon. The Advisor, in reliance on an amendment to Rule 4.5 under the CEA, is excluded from the status of “commodity pool operator” (“CPO”) and is therefore not subject to CPO registration and regulation under the CEA.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently inverse to the futures contract. A Fund may also cover its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account, liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments whose prices are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to futures contracts and related options and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Forward Contracts. A principal investment strategy of the Funds is to enter into Financial Instruments, which may include forward contracts. The Access Flex High Yield Fund may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position, while the Access Flex Bear High Yield Fund may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain inverse exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. When required by law, the Funds will segregate liquid assets in an amount equal to the value of the Funds’ total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of the Funds’ investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Funds’ illiquid investment limitations. The Funds will not enter into any forward contract unless the Advisor believes that the other party to the transaction is creditworthy. The Funds bear the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Funds will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Funds’ rights as a creditor.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to forward contracts and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Index Options. A Fund may purchase and write options on indexes to create investment exposure consistent with its investment objective, hedge or limit the exposure of its positions, or create synthetic money market positions. (See “Taxation”)

An index fluctuates with changes in the market values of the securities included in the index. Options on indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of security prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular security. Predicting changes in the price of index options requires different skills and techniques than those required for predicting changes in the price of individual securities. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

A Fund may engage in transactions in index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the Fund’s 15% limitation on investment in illiquid securities. (See “Illiquid Securities”)

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Funds may buy or sell; however, the Advisor intends to comply with all limitations.

Options on Securities. A Fund may buy and write (sell) options on securities for the purpose of realizing its investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, a Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. A Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Short Sales. A Fund may engage in short sales transactions. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

A Fund may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Depositary Receipts. The Access Flex High Yield Fund may invest in American Depositary Receipts (ADRs), while the Access Flex Bear High Yield Fund may seek inverse exposure to ADRs. For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

The Access Flex High Yield Fund may also invest in Global Depositary Receipts (“GDRs”), while the Access Flex Bear High Yield Fund may also seek inverse exposure to GDRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

The Access Flex High Yield Fund may also invest in or seek exposure to New York Shares (“NYSs”), while the Access Flex Bear High Yield Fund may also seek inverse exposure to NYSs. NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. The Access Flex High Yield Fund may also invest in or seek exposure to ordinary shares of foreign issuers traded directly on U.S. exchanges, while the Access Flex Bear High Yield Fund may also seek inverse exposure to ordinary shares of foreign issuers traded directly on U.S. exchanges.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to depository receipts and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

U.S. Government Securities. The Access Flex High Yield Fund may invest in U.S. government securities in pursuit of its investment objectives, as “cover” for the investment techniques the Fund employ, or for liquidity purposes. The Access Flex Bear High Yield Fund may invest in or seek inverse exposure to U.S. government securities in pursuit of its investment objective, as “cover” for the investment techniques the Fund employs, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of the Fund’s portfolio investments in these securities.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to U.S. government securities for investment purposes and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Investments in Other Investment Companies. The Funds may invest in or seek exposure (such exposure to be inverse in the case of the Access Flex Bear High Yield Fund) to the securities of other investment companies, including exchange traded funds (ETFs) and unit investment trusts (UITs), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investing in other investment companies involves substantially the same risks to the Funds as investing directly in the investments of the underlying investment companies. To the extent a Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing, and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly. Under applicable law and regulations a Fund cannot acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities (“3% Limitation”), securities issued by such company would have an aggregate value in excess of 5% of the Fund’s assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s assets.

Accordingly, a Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends or interest as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends or interest of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There are risks associated with the investment of a Fund’s assets in fixed income ETFs, which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk. These risks could affect the income received from and the value of a particular ETF’s, which could cause a Fund’s income and asset value to be reduced.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to investments in other investment companies and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Illiquid Securities. The Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (“Securities Act”), but which can be sold to qualified institutional buyers under Rule 144A under the Securities Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the Commission, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Funds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Fund’s liquidity.

Repurchase Agreements. Each Fund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques the Fund employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds’ total net assets. The investments of the Funds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

Cash Reserves. To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each Fund may invest all or part of the Fund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Money Market Instruments. Each Fund is authorized to invest up to 100% of its assets in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds may invest in all types of Commercial Paper, including Commercial Paper rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds’ custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

Borrowing. Each Fund may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

The Funds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described below in “Reverse Repurchase Agreements,” such agreements will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund.

Reverse Repurchase Agreements. Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so. A Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Lending of Portfolio Securities. Subject to the investment restrictions set forth below, each Fund may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. Each Fund will not lend more than 33 1/3% of the value of the Fund’s total assets. Loans would be subject to termination by the lending Fund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. The Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

When-Issued and Delayed-Delivery Securities. Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than a Fund’s purchase commitments for such when-issued or delayed-delivery securities. Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, investing in the Funds presents certain risks, some of which are further described below.

Non-Diversified Status. Each Fund is a “non-diversified” investment company. The Funds are considered “non-diversified” because a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. Each Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. Each Fund’s classification as a “non-diversified” investment company means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (“Code”), which imposes Diversification Requirements (See “Taxation” on page [28]) on a Fund that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for each Funds is expected to be greater than 100%. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, each Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because each Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for a Fund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

INVESTMENT RESTRICTIONS

Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed only by a vote of a majority of the outstanding voting securities of the Fund. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the Fund present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to a Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction. These restrictions supplement the investment objective and policies of each Fund as set forth in the Funds’ Prospectus.

Access Flex Bear High Yield Fund and Access Flex High Yield Fund

1. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Each Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

3. Each Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

4. Each Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

5. Each Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

For purposes of each Fund’s policy not to concentrate its assets in issuers in any particular industry or group of industries, the Funds use the industry sub-group classifications provided by Bloomberg, L.P.

The fundamental investment restrictions of each Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Funds is normally calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day (due to the fact that Columbus Day and Veterans’ Day are currently the only two holidays where the Bond markets are closed and the NYSE is open).

To the extent that portfolio securities of a Fund are traded in other markets on days when the Fund’s principal trading market(s) is closed, the value of the Fund’s shares may be affected on days when investors do not have access to the Fund to purchase or redeem shares. This may also be the case when foreign securities trade while ADRs are not trading due to markets being closed in the United States.

The net asset value per share of each class of shares of a Fund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a Fund is calculated by dividing the market value of the Fund’s assets attributed to a specific class, less all liabilities attributed to the specific class, by the number of outstanding shares of the class. When a Fund experiences net shareholder inflows, the Fund generally records investment transactions of the Fund on the business day after the transaction order is placed. When a Fund experiences net shareholder outflows, it generally records investment transactions on the business day the transaction order is placed. This is intended to deal equitably with related transaction costs by having them borne in part by the investor generating those costs for a Fund.

The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for NASD traded securities). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC (other than those traded on the NASDAQ Stock Market), are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there is no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which a Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior that time at which the Fund calculates net asset value. Alternatively fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily to the Funds’ service providers and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the Fund or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the Fund nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the Funds’ Chief Compliance Officer (“CCO”), or in his absence, any other authorized officer of the Trust, if he determines that such disclosure is in the best interests of a Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will consider modifications from time to time. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy.

MANAGEMENT OF ACCESS ONE TRUST

Trustees and Officers

The Trust’s officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. The Trustees set broad policies for the Trust and choose its officers. The Interested Trustee and all of the officers of the Trust are directors, officers or employees of the Advisor. The other Trustees are not “Interested Persons” as defined under Section 2(a)(19) of the 1940 Act (“Independent Trustees”). Trustees and officers of the Trust are also directors and officers of some or all of the funds in the Fund Complex. The Fund Complex includes all funds advised by the Advisor and any funds that have an investment adviser that is an affiliated person of the Advisor.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Independent Trustee and other directorships, if any, held by the Trustee, are shown below.

INDEPENDENT TRUSTEES

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/21/57	Trustee	Indefinite; December 2004 to present.	Directorship Search Group, Inc. (Executive Recruitment): President since 2004 (Managing Director, March 1993 to 2004).	Access One Trust (8); ProFunds (123)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/21/61	Trustee	Indefinite; December 2004 to present.	AMC Delancy Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancy Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000).	Access One Trust (8); ProFunds (123)	AMC Delancy Group, Inc.

*	Each Trustee serves an indefinite term, until his or her successor is elected.

The Interested Trustees and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

INTERESTED TRUSTEES

Name, Age and Address of Management Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Trustee	Indefinite; December 2004 to present.	Chairman and Chief Executive Office of the Advisor (May 1997 to Present).	Access One Trust (8); ProFunds (123)

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

OFFICERS

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Chairman	Indefinite; December 2004 to present.	Chairman and Chief Executive Office of the Advisor (May 1997 to Present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/9/62	President	Indefinite; December 2004 to present.	President of the Advisor (May 1997 to Present).

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/8/66	Secretary	Indefinite; December 2004 to present	Vice President and General
Counsel of the
Advisor (January 2005 to
Present); Vice President and
Chief Legal Counsel of the
Advisor (July 2001 to
December 2004); GE
Investment Management
Inc.:Vice President and
Associate General Counsel
(April 1998 to June 2001);
Kirkpatrick & Lockhart LLP:
Attorney (Prior to April 1998).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/15/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel, Compliance Officer and Assistant Secretary – Calvert Group, Ltd. from January 1999 until October 2002.

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/29/71	Treasurer	Indefinite; December 2004 to present.	BISYS Fund Services: Vice President of Financial Services (April 2002 to Present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/17/67	Vice President	Indefinite; December 2004 to present.	BISYS Fund Services: Director of Client Services (February 1997 to Present).

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee as of December 31, 2005 is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Russell S. Reynolds, III	[None]	[None]
Michael L. Sapir	[None]	[None]
Michael C. Wachs	[None]	[None]

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Trust.

Committees

The Board of Trustees of the Trust has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds and Wachs. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations.

Compensation of Trustees and Officers

The Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees also receive $1,500 for attending special meetings and $500 per telephonic meeting. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation estimated to be paid to the Trust’s Trustees by the Fund annually and paid by the Fund Complex for the fiscal year ended October 31, 2005.

COMPENSATION TABLE

Name of Person	Estimated Aggregate Compensation from Trust*			Total Compensation from Fund and Fund Complex Payable to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$	[	]	$	[	]
Michael C. Wachs, Trustee	$	[	]	$	[	]
Interested Trustee
Michael L. Sapir, Trustee		$0			$0

Portfolio Managers’ Compensation

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each portfolio manager as of December 31, 2005.

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)		Number of Other Pooled Investment Vehicles (Total Assets)		Number of Other Accounts (Total Assets)
William Seale	$	[ ] [ ]	$	[ ] [ ]	[ ]
Agustin Fleites	$	[ ] [ ]	$	[ ] [ ]	[ ]
George Foster	$	[ ] [ ]	$	[ ] [ ]	[ ]
Jeff Ploshnick	$	[ ] [ ]	$	[ ] [ ]	[ ]
Howard Rubin	$	[ ] [ ]	$	[ ] [ ]	[ ]
	$	[ ]	$	[ ]

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of [December 31, 2005].

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Managed by the Portfolio Manager			Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Access One Trust and ProFunds Family
William Seale	$	[0	]	$[10,000 - $50,000]
Agustin Fleites	$	[0	]	$ [0]
George Foster	$	[0	]	$[0]
Jeff Ploshnick	$	[0	]	$[0]
Howard Rubin	$	[0	]	$[0]

CODES OF ET HICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (“Distributor”) each have adopted a code of ethics (the “Codes”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund

(which may also be held by persons subject to a code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s code are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The Codes are on file with the SEC and are available to the public.

PROXY VOTING POLICY AND PROCEDURES

Background

The Trust’s Board of Trustees (the “Board”) has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Fund, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors—considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors—considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses—considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.

•	Capital Structure—considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring—considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between a Fund’s shareholders and the Advisor, underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how a Fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005 will be available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the Fund’s web site, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [February 1, 2006], the following persons owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the Fund.

[to be completed by amendment]

INVESTMENT ADVISORY AND OTHER SERVICES

ProFund Advisors LLC. Under an investment management agreement between the Advisor and the Trust dated December 15, 2004 as amended March 10, 2005, on behalf of the Funds (“Agreement” or “Advisory Agreement”), the Funds pay the Advisor a fee at an annualized rate, based on its average daily net assets of 0.75%. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor bears all costs associated with providing these advisory services. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to the Funds, which may affect performance. The Advisor, from its own resources, including profits from advisory fees received from the Funds, also may make substantial payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. The Advisor also performs certain administrative services on behalf of the Funds pursuant to the Agreement.

The address of the Advisor is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814.

The Advisor may pay, out of its own assets and at no cost to the Funds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the Funds’ shares.

OTHER SERVICE PROVIDERS

Management Services. The Advisor also performs certain management services, including client support and other administrative services, for the Funds under a Management Services Agreement. The Advisor is entitled to receive an annual fee, equal to 0.15% of the average daily net assets of the Funds for such services.

Administrator, Transfer Agent and Fund Accounting Agent. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator also maintains the shareholder account records for the Funds, distributes dividends and distributions payable by the Funds, and produces statements with respect to account activity for the Funds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; the Funds reimburse the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement.

Distributor. ProFunds Distributors, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia and sells shares of the Funds on a continuous basis. Its address is 3435 Stelzer Road, Columbus, Ohio, 43219. The Distributor has no role in determining the investment policies of the Trust or the Fund, or which securities are to be purchased or sold by the Trust or the Funds.

Custodian. UMB Bank, N.A. acts as custodian to the Fund. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106. The Funds’ custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Funds. For its services, the custodian receives asset-based fees and transaction fees.

Independent Registered Public Accounting Firm. Ernst & Young LLP (“E&Y”)[ ] serves as the Funds’ independent registered public accounting firm. [ ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. Its address is [ ].

Legal Counsel. Ropes & Gray LLP serves as counsel to the Access One Trust. The firm’s address is One International Place, Boston, Massachusetts 02110-2624.

DISTRIBUTION AND SERVICE (12b-1) PLAN (SERVICE CLASS SHARES)

The Board of Trustees has approved a Distribution and Service Plan under which the Fund may pay broker-dealers (including, for the avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals (“Authorized Firms”) up to 0.75%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for service and distribution-related activities (“Service Class Plan”). In addition, under the Service Class Plan, the Fund may pay Authorized Firms up to 0.25%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for shareholder services. Under the Service Class Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Distributor may pay all or any portion of the fee paid pursuant to the Service Class Plan (the “Distribution/Service Fee”) to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Service Class Shares, or for providing personal services to investors in Service Class Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of the Distribution/Service Fee as compensation for the Distributor’s services as principal underwriter of the Service Class Shares of the Fund.

The Service Class Plan is operated as a “compensation” plan, as payments may be made for services rendered to the Fund regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Service Class Plan in connection with their annual consideration of the Service Class Plan’s renewal.

The Service Class Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Class Plan or the related Distribution and Service Agreements. All material amendments of the Service Class Plan must also be approved by the Trustees in the manner described above. The Service Class Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of the Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of the Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Service Class Plan will benefit the Fund and holders of Service Class Shares of the Fund. In the Trustees’ quarterly review of the Service Class Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Service Class Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. Authorized Firms may pay broker-dealers (including, for avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals, a fee as compensation for service and distribution-related activities and/or shareholder services.

REVENUE SHARING ARRANGEMENTS

As disclosed in the Prospectus, the Advisor and the Distributor may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of the Access Flex Bear High Yield Fund and for other services such as those described in the Prospectus. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

ADMINISTRATIVE SERVICES

The Funds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the Funds. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the Funds via omnibus accounts, bank common or collective trust funds, employee benefit plans or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the Funds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide transfer agency, administrative services and other services with respect to the Funds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the Funds and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services.

For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of a Fund that are invested in the Fund through the financial intermediary account, and/or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account, and/or (iii) minimum account fees. The financial intermediary may impose other account or service charges to a Fund or directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”), and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Advisor may serve as an investment manager to and may place portfolio transactions on behalf of a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the Fund’s portfolio and the other client accounts.

The policy of the Funds regarding purchases and sales of securities for the Funds’ portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds’ policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Funds believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Advisor from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. Each Fund is managed similarly to other funds managed by the Advisor. In certain circumstances, transactions for other funds managed by the Advisor may be placed prior to or after those for each Fund and may receive different prices for similar securities or instruments on any given day. As a consequence, other funds managed by the Advisor may receive execution of trades superior to that of the Funds depending on market conditions, the time at which an order is placed and the liquidity of the market at a particular time.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement the Funds’ policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisors’ other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisors’ expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Subject to the requirements of best execution, the Advisor may consider sales of Trust Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. Fund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees, listing fees, all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest. The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on July 29, 2004, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series and classify shares of a particular series into one or more classes of that series.

All shares of the Trust are freely transferable. Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, if applicable, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Fund’s shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

TAXATION

Overview. Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of each Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

If a Fund were to fail to qualify for taxation as a RIC for any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities that they otherwise would have continued to hold. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Foreign Currency Forward Contracts and Swaps. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In addition, the tax treatment of a payment made or received on a Fund’s swap, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses, and otherwise affect the character of gains or losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Constructive Sales. Special rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.

The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Investments. With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign withholding and other taxes. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

Distributions. For Federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or in shares, are taxable at long term capital gains rate, regardless of how long the shareholder has held the Fund’s shares. Distributions of capital gains are generally made after applying any available capital loss carryforward. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Capital Gain Dividends are not eligible for the dividends received deduction.

Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to either (i) the fair market of the new shares issued to the shareholder, or (ii) if the shares are trading at below net asset value, the amount of each distribution allocated to the shareholder for the purchase of shares on its behalf in the open market.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such investments.

The Funds will not pay interest on uncashed distribution checks.

The long term capital gain rates, applicable to non-corporate shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning on or before December 31, 2008.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the net asset value of the Shares received.

Qualified Dividend Income. For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Disposition of Shares. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term, mid-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.

Backup Withholding. Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability. The backup withholding rate is 28% for amount paid through 2010, and will be 31% for amounts paid thereafter.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the American Jobs Creation Act of 2004 (the “2004 Act”), effective for taxable years of the Funds beginning before January 1, 2008, the Funds will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have adequate information exchange with the United States or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by a Fund. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund’s shares will nevertheless not constitute USRPIs if a Fund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

Equalization Accounting. Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of a Fund’s Shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. Investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure. If a shareholder recognizes a loss on a disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting, requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to a Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Fund.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services and Dominion Bond Rating Services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

FINANCIAL STATEMENTS

[to be filed by amendment]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRS”) — BOND AND LONG TERM DEBT RATINGS:

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA — COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC-”CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

Speculative Grade:

BB - Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business economic environment.

CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A rating CC indicates that default of some kind appears probable. A rating C signals imminent default.

DD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%—100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%—90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

ACCESS ONE TRUST

STATEMENT OF ADDITIONAL INFORMATION

Access High Yield Fund (Class A and Class C Shares)

Access Flex Bear High Yield Fund (Class A Shares)

Access Money Market Fund (Class A and Class C Shares)

3435 Stelzer Road

Columbus, Ohio 43219

PHONE: 1-888-776-3637 For Individual Investors Only

1-888-776-5717 Institutions and Financial Professionals Only

This Statement of Additional Information (“SAI”) describes Access One Trust, a Delaware statutory trust (“Trust”) and the Access High Yield Fund, the Access Money Market Fund and the Access Flex Bear High Yield Fund, three series of the Trust (each, a “Fund”, collectively, the “Funds”).

This SAI is not a prospectus. It should be read in conjunction with the Prospectus of the Funds, dated [February 28, 2006], which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at www.accesshighyield.com. An annual report for the Funds will be available once the Funds have completed their first annual period.

This SAI is dated [February 28, 2006].

ACCESS ONE TRUST

Description of Trust

The Trust is a Delaware statutory trust organized on July 29, 2004 and is registered with the Securities and Exchange Commission (“SEC” or “Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of eight separate series: Access High Yield Fund, Access Money Market Fund, Access Flex High Yield Fund, Access Flex Bear High Yield Fund, Access Commodity Fund, Access Bear Commodity Fund, Access VP High Yield Fund and Access VP Bear High Yield Fund. Three series, the Access High Yield Fund (with respect to Class A and Class C Shares), the Access Flex Bear High Yield Fund (with respect to Class A Shares only) and the Access Money Market Fund (with respect to Class A and Class C Shares) (each a “Fund”, together the “Funds”), are discussed herein. Other funds may be added in the future. The Access High Yield Fund and the Access Flex Bear High Yield Fund are classified as a non-diversified management investment companies. The Access Money Market Fund is classified as a diversified management investment company. The investments made by a Fund and the results achieved by a Fund at any given time may not be the same as those made by other mutual funds for which the Advisor acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Fund.

General Information

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the Funds. The discussion below supplements and should be read in conjunction with the Prospectus.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental may be changed by the Trustees of the Funds without the approval of shareholders.

The investment strategies of the Funds discussed below, and as discussed in the Prospectus, may be used by a Fund if, in the opinion of ProFund Advisors LLC (the “Advisor”), these strategies will be advantageous to the Fund. Investing in the Funds involves special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the Funds to determine whether an investment is appropriate. Investment in a Fund alone does not constitute a balanced investment plan. The Funds are not intended for investors whose principal objective is current income or preservation of capital. A Fund is free to reduce or eliminate its activity in any of these areas without changing the Fund’s fundamental policies. Because of the inherent risks in any investment, there is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The Advisor expects that the assets invested in the Funds will come from professional money managers who may all use similar technical models as part of an active trading strategy. This may result in large fluctuations in assets under management which may negatively impact performance by concentrating transaction costs on certain days or over certain periods.

INVESTMENTS AND RISKS:

ACCESS HIGH YIELD FUND AND ACCESS FLEX BEAR HIGH YIELD FUND

Additional information concerning the characteristics of the investments of the Funds is set forth below.

Swap Agreements. The Access High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Access High Yield Fund will primarily employ credit default swaps in order to obtain high yield exposure. The Access High Yield Fund may also enter into interest rate, index, total return and equity swap agreements. The Access High Yield Fund may also enter into options on swap agreements (swap options).

The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity. The Access Flex Bear High Yield Fund will primarily employ credit default swaps in order to obtain inverse high yield exposure. The Access Flex Bear High Yield Fund may also enter into interest rate, index, total return, and equity swap agreements. The Access Flex Bear High Yield Fund may also enter into options on swap agreements (swap options).

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Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index. In the case of a credit default swap (CDS), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). The Access High Yield Fund is usually a net seller of CDSs and the Access Flex Bear High Yield Fund is usually a net buyer of CDSs. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swap options.

Certain swap agreements entered into by the Funds (but generally not CDSs) would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Other swap agreements, such as credit default swaps (CDS), may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Access High Yield Fund and the Access Flex Bear High Yield Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where either Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS.

Because swap agreements are two party contracts and because they may have terms of greater than seven days, the “net amount” of a swap agreement may be considered to be illiquid. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will only enter into swap agreements with counterparties that meet the Funds’ standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, the Fund will become obligated, upon exercise of the option, to the terms of the underlying agreement.

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are exempt from most provisions of the Commodity Exchange Act (CEA) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

As noted above, a Fund may enter into credit default swap contracts (CDSs) for investment purposes. Access High Yield Fund will normally be a seller of CDSs. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller, a Fund would be subject to investment exposure on the notional amount of the swap.

The Access Flex Bear High Yield Fund will normally be a buyer of CDSs (also referred to as a buyer of protection; or a seller of risk; or a seller of the reference security or a group of securities). If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the

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counterparty would keep the stream of payments and would have no further obligations to the Fund. The Access Flex Bear High Yield Fund expects to buy CDSs with multiple reference issuers, in which case payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long or short-term interest rates. For example, a Fund may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.

The use of CDSs and interest rate swaps, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

The Funds may enter into equity swaps. In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index. Equity swaps are normally used to (1) initiate and maintain long or short equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce, or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectus and SAI), swap agreements are generally valued by the Funds at market value. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Structured Notes (Access High Yield Fund and Access Flex High Yield Fund). Structured notes are securities that are collateralized by one or more CDSs on corporate credits. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on CDSs (e.g., credit linked security), the Fund is also subject to the credit risk of the corporate credits underlying the CDSs. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

The collateral for a structured note may be one or more CDSs, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with CDSs.

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Below Investment Grade Securities. As noted in the Prospectus, each Fund may invest significantly in or seek exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Below investment grade securities generally reflect a greater possibility that adverse changes in the financial condition of the issuer and/or in general economic conditions may impair the ability of the issuer to make timely payments of interest and principal. In addition, because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have the more traditional methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities. Failure of the Fund to receive interest and principal payments from its portfolio of fixed income securities will affect the Fund’s income and ability to meet its investment objective.

As noted in the Prospectus, Access Flex Bear High Yield Fund will seek inverse exposure to below investment grade, high yield income securities or derivatives of such securities. The Access Flex Bear High Yield Fund’s inverse exposure to below investment grade securities will generally cause the Fund to lose value when conditions are favorable or neutral for these securities. The Access Flex Bear High Yield Fund will generally benefit when conditions are adverse for these securities or when there is a default event. These results are opposite that of most high yield funds.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities held by the Fund more volatile and can limit the Fund’s ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, the absence of a liquid trading market for below investment grade securities held by the Fund may make it difficult for the Fund to establish the fair value of the securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer’s current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by the nationally recognized securities rating organizations (“NRSROs”) do not necessarily reflect an assessment of the volatility of a security’s market value or liquidity. See Appendix A of this SAI for a summary of the NRSROs’ ratings.

The value of below investment grade securities, like other fixed income securities, fluctuates in response to changes in the interest rates. A decrease in interest rates will generally result in a decrease in value of the Access Flex Bear High Yield Fund’s investments, while an increase in interest rates will generally result in an increase in the value of the Fund’s investments. Below investment grade securities can also be affected, sometimes to a greater extent than other fixed income securities, by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the value of fixed income securities such as below investment grade securities.

Corporate Bonds. The Access Flex Bear High Yield Fund may seek inverse exposure to, and the Access High Yield Fund investments in corporate debt securities will be representative of one or more high yield bond or credit derivative indices, which may change from time to time. The Access High Yield Fund may invest in all grades of corporate securities including below investment grade as discussed above.

The Access Flex Bear High Yield Fund may seek inverse exposure to, and the Access High Yield Fund may invest in, all grades of corporate securities including below investment grade as discussed above.

Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor.

Collateralized Debt Obligations (CDOs) (Access High Yield Fund). The Fund may invest in collateralized debt obligations (CDOs). CDOs include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other similarly structured securities. In a typical CDO investment, the Fund will purchase a security that is backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures, and swaps. The cash flows generated by the collateral are used to pay interest and principal to the Fund. CDOs are structured into tranches, and the payments allocated such that each tranche has a predictable cash flow stream and average life.

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The portfolio underlying the CDO security is subject to investment guidelines. However, the Fund cannot monitor the underlying obligations of the CDO, and is subject to the risk that the CDO’s underlying obligations may not be authorized investments for the Fund.

In addition, a CDO is a derivative, and is subject to credit, liquidity, and interest rate risks, as well as volatility. The market value of the underlying securities at any time will vary, and may vary substantially from the price at which such underlying securities were initially purchased. The amount of proceeds received upon sale or disposition, or the amount received or recovered upon maturity, may not be sufficient to repay principal and interest to investors, which could result in losses to the Fund.

The securities issued by a CDO are not traded in organized exchange markets. Consequently, the liquidity of a CDO security is limited and there can be no assurance that a market will exist at the time that the Fund sells the CDO security. CDO investments may also be subject to transfer restrictions that further limit the liquidity of the CDO security.

Convertible Securities. The Access High Yield Fund may invest directly or indirectly in convertible securities. The Access Flex Bear High Yield Fund may seek inverse exposure to convertible securities. A convertible security is a bond, debenture, note, preferred stock, warrant, or other security that may be converted into or exchanged for either: (1) a prescribed amount of common stock or other security of the same or different issuer; or (2) cash within a particular time period at a specified price or formula. A convertible security generally entitles the holder to receive interest on debt securities or dividends stock securities until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities ordinarily provide a stream of income with generally higher yields than those of ordinary common stock of the same or similar issuer. Convertible securities generally have characteristics similar to both debt and equity securities. The value of the convertible securities generally tends to decline as interest rates rise and tends to fluctuate with the market value of the underlying equity securities due to the conversion feature. Convertible securities eligible for purchase by a Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of a Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. A Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

The Funds may invest in convertible securities that have a mandatory conversion feature. A convertible security with a mandatory conversion feature automatically converts into stock or other equity securities at the option of the issuer or at a specified date and a specified conversion ratio. Since conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying stock or equity security at times when the value of the underlying security has declined substantially. Convertible securities, particularly securities with a mandatory conversion feature, may be less liquid than other types of investments or illiquid. In such cases, a Fund may not be able to dispose of the convertible security in a timely fashion or at a fair price, which could result in a loss to the Fund.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Fund’s utilization of or exposure to convertible securities and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Equity Securities. The Access High Yield Fund may invest in or seek exposure to equity securities, while the Access Flex Bear High Yield Fund may invest in or seek inverse exposure to equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. It may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is particularly sensitive to these market risks.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of

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or exposure to equity securities and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Foreign Securities. The Access High Yield Fund may invest in securities of foreign issuers (“foreign securities”), while the Access Flex Bear High Yield Fund may seek inverse exposure to such securities. These securities involve certain risks. These include the risk that an investment in a foreign issuer could be adversely effected as a result of a decline in value of the local currency versus the dollar. There is also the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. A Fund also may invest in Depositary Receipts (see “Depositary Receipts” below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of or exposure to foreign securities and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Futures Contracts and Related Options. The Funds may purchase or sell index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of a Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells an index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position (marked-to-market on a daily basis), a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund, cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The Funds may purchase and sell futures contracts and options thereon. The Advisor, in reliance on an amendment to Rule 4.5 under the CEA, is excluded from the status of “commodity pool operator” (“CPO”) and is therefore not subject to CPO registration and regulation under the CEA.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently inverse to the futures contract. A Fund may also cover its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price

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of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account, liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, whose prices are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of or exposure to futures contracts and related options and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Forward Contracts. A principal investment strategy of the Funds is to enter into Financial Instruments, which may include forward contracts. The Access High Yield Fund may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position, while the Access Flex Bear High Yield Fund may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain inverse exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for a Fund’s illiquid investment limitations. The Funds will not enter into any forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of or exposure to forward contracts and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Index Options. A Fund may purchase and write options on indexes to create investment exposure consistent with its investment objective, hedge or limit the exposure of its positions, or create synthetic money market positions. (See “Taxation”)

An index fluctuates with changes in the market values of the securities included in the index. Options on indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of

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the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of security prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular security. Predicting changes in the price of index options requires different skills and techniques than those required for predicting changes in the price of individual securities. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

A Fund may engage in transactions in index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the Fund’s 15% limitation on investment in illiquid securities. (See “Illiquid Securities”)

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Funds may buy or sell; however, the Advisor intends to comply with all limitations.

Options on Securities. A Fund may buy and write (sell) options on securities for the purpose of realizing its investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, a Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

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If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” A Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. A Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Short Sales. A Fund may engage in short sales transactions. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

A Fund may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Depositary Receipts. The Access High Yield Fund may invest in American Depositary Receipts (ADRs), while the Access Flex Bear High Yield Fund may seek inverse exposure to ADRs. For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass

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through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

A Fund may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

The Access High Yield Fund may also invest in Global Depositary Receipts (“GDRs”), while the Access Flex Bear High Yield Fund may also seek inverse exposure to GDRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

The Access High Yield Fund may also invest in or seek exposure to New York Shares (“NYSs”), while the Access Flex Bear High Yield Fund may also seek inverse exposure to NYSs. NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. The Access High Yield Fund may also invest in or seek exposure to ordinary shares of foreign issuers traded directly on U.S. exchanges, while the Access Flex Bear High Yield Fund may also seek inverse exposure to ordinary shares of foreign issuers traded directly on U.S. exchanges.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of or exposure to depository receipts and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Bundled Securities (Access High Yield Fund). The Fund may invest in trust certificates or other instruments promoting a fractional undivided interest in an underlying pool of debt securities (“Bundled Securities”). On each underlying debt security, interest holders may receive distributions of interest, principal and other payments. Underlying debt securities have individual maturity dates and are subject to prepayment risk. If the principal of an underlying debt security is prepaid, the Fund may have additional cash to invest during a time of declining interest rates, causing the reinvestment of such cash to occur at a lower interest rate. As changes in interest rates occur, the value of the underlying debt securities may change accordingly. If interest rates rise, the value of the underlying debt securities and thus the value of the Bundled Security may decline. Risks associated with below investment grade securities as outlined in the Fund’s Prospectus and as described above in “Below Investment Grade Securities” may apply if the underlying debt securities are below investment grade securities.

INVESTMENTS AND RISKS:

ACCESS HIGH YIELD FUND, ACCESS FLEX BEAR HIGH YIELD FUND AND ACCESS MONEY MARKET FUND

U.S. Government Securities. Each of the Access High Yield Fund and the Access Money Market Fund may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes. The Access Flex Bear High Yield Fund may invest in or seek inverse exposure to U.S. government securities in pursuit of its investment objective, as “cover” for the investment techniques the Fund employs, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal

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agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of or exposure to U.S. government securities for investment purposes and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

Investments in Other Investment Companies. The Funds may invest in or seek exposure (such exposure to be inverse in the case of the Access Flex Bear High Yield Fund) to the securities of other investment companies, including exchange traded funds (ETFs) and unit investment trusts (UITs), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investing in other investment companies involves substantially the same risks to a Fund as investing directly in the investments of the underlying investment companies. To the extent a Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing, and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly. Under applicable law and regulations, a Fund cannot acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities (“3% Limitation”), securities issued by such company would have an aggregate value in excess of 5% of the Fund’s assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s assets. Accordingly, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends or interest as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends or interest of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There are risks associated with the investment of a Fund’s assets in fixed income ETFs, which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk. These risks could affect the income received from and the value of a particular ETF’s, which could cause the Fund’s income and asset value to be reduced.

As noted above, the Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, and thus the Access Flex Bear High Yield Fund’s utilization of or exposure to investments in other investment companies and the associated risk considerations will generally be the opposite of those for a traditional high yield mutual fund.

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Illiquid Securities. Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (“Securities Act”), but which can be sold to qualified institutional buyers under Rule 144A under the Securities Act. The Access High Yield Fund and the Access Flex Bear High Yield Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The Access Money Market Fund will not invest more than 10% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Commission, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Funds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the Funds employ, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Access Money Market Fund) of the Fund’s total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

Cash Reserves. To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each Fund may invest all or part of the Fund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Money Market Instruments. Each Fund is authorized to invest up to 100% of its assets in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise

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eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds may invest in all types of Commercial Paper, including Commercial Paper rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

Borrowing. Each Fund may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, a Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

The Funds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described below in “Reverse Repurchase Agreements,” such agreement will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

Reverse Repurchase Agreements. Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so. The Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Lending of Portfolio Securities. Subject to the investment restrictions set forth below, each Fund may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. Each Fund will not lend more than 33 1/3% of the value of its total assets. Loans would be subject to termination by the lending Fund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. There may be risks of delay in receiving additional collateral or risks

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of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

When-Issued and Delayed-Delivery Securities. Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

Obligations of Banks and Other Financial Institutions (Access Money Market Fund). The Access Money Market Fund may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Bank obligations in which the Access Money Market Fund invests include certificates of deposit, bankers’ acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Access Money Market Fund’s investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Access Money Market Fund may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. Under normal market conditions, the Access Money Market Fund will invest a significant portion of its assets in bank and other financial institution obligations. The Access Money Market Fund’s concentration of its investments in the obligations of banks and other financial institutions will cause the Access Money Market Fund to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper, Other Debt Obligations, Credit Enhancements and Asset-Backed Securities (Access Money Market Fund)

COMMERCIAL PAPER. The Access Money Market Fund may invest in fixed rate or variable rate commercial paper issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign entities in order to finance their current operations. Commercial paper when purchased by the Access Money Market Fund must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or if not rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks. Any commercial paper issued by a foreign entity and purchased by the Access Money Market Fund must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. A description of the ratings set forth above is provided in the Appendix.

VARIABLE RATE MASTER DEMAND NOTES are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Access Money Market Fund and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, the Access Money Market Fund will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor

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acting under the supervision of the Board of Trustees of the Access Money Market Fund, that the same criteria set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Access Money Market Fund might be unable to dispose of the note because of the absence of an active secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

OTHER DEBT OBLIGATIONS. The Access Money Market Fund may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Access Money Market Fund’s minimum credit quality standards, are comparable in priority and security to other securities of such issuer that have been rated in the top three highest long-term rating categories by the NRSROs rating such security, or if unrated, are determined by the Advisor to be of comparable quality.

CREDIT ENHANCEMENT. Certain of the Access Money Market Fund’s investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement may adversely affect the quality and marketability of the underlying security and could cause losses to the Access Money Market Fund and affect the Access Money Market Fund’s share price. Subject to the diversification limits contained in Rule 2a-7 under the 1940 Act, the Access Money Market Fund may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

ASSET-BACKED SECURITIES. The Access Money Market Fund may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market’s perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset-backed securities include assets such as (but not limited to) first liens on mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Access Money Market Fund may invest are limited to those which satisfy the requirements contained in Rule 2a-7 under the 1940 Act.

The yield characteristics of the asset-backed securities in which the Access Money Market Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Access Money Market Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Access Money Market Fund purchases these securities at

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a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Access Money Market Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Portfolio Quality and Maturity

The Access Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Access Money Market Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of the Access Money Market Fund, will also determine that all securities purchased by the Access Money Market Fund present minimal credit risks. The Advisor will cause the Access Money Market Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Access Money Market Fund. High-quality, short-term instruments may result in a lower yield than investments with a lower quality or longer term.

Potential Future Change to Fund Structure

The Access Money Market Fund has received all necessary approvals from its Board of Trustees and its initial shareholder to invest all of its investable assets in a separate registered investment company with substantially similar investment objectives (the “Portfolio”). If the Trust’s Board of Trustees determines that it is in the best interests of the Access Money Market Fund and its shareholders for the Access Money Market Fund to invest all of its investable assets in a Portfolio then the Advisor will no longer be entitled to receive an investment advisory fee with respect to the Access Money Market Fund. In such case, the Fund’s investment performance will correspond directly with the Portfolio’s investment performance. An investor’s interest in the Portfolio’s securities would be indirect. In addition to selling beneficial interests to the Access Money Market Fund, the Portfolio would have the ability to sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio’s expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Access Money Market Fund or subject to comparable variations in sales loads and other operating expenses. Therefore, investors in Access Money Market Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

If the Access Money Market Fund invests all of its investable assets in a Portfolio, the Fund’s investment objective would not change, and the Fund’s assets would continue to be invested in the same types of high-quality, short-term, dollar-denominated money market securities. In addition, it is anticipated that if the Fund were to invest all of its investable assets in a Portfolio, the Fund generally would be subject to the same types of risks to which it currently is subject. However, in the event that the Portfolio changes one of its investment objectives and the Access Money Market Fund does not make a corresponding change to its investment objectives, the Fund may be required to redeem its shares of the Portfolio. Such action may adversely impact the shareholders of the Access Money Market Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as otherwise permitted by the Commission, if the Access Money Market Fund were requested to vote on matters pertaining to the Portfolio, the Trust would hold a meeting of shareholders of the Access Money Market Fund and would cast all of its votes in the same proportion as the votes of Access Money Market Fund’s shareholders. Access Money Market Fund shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing Access Money Market Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Access Money Market Fund shareholders who do, in fact, vote.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the prospectus, investing in the Funds presents certain risks, some of which are further described below.

Non-Diversified Status. The Access High Yield Fund and the Access Flex Bear High Yield Fund are each a “non-diversified” investment company. The Funds are considered “non-diversified” because a relatively high percentage of each

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Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. The Funds’ portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The Funds’ classification as “non-diversified” investment companies means that the proportion of the Funds’ assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, each intends to seek to qualify as a “regulated investment company” for purposes of the Code, which imposes diversification requirements (See “Taxation”) on the Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

Leverage. The Access High Yield Fund may employ leverage as a principal investment strategy. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of the Fund’s shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If the Fund achieves its investment objective, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Fund not been leveraged.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for each Fund is expected to be greater than 100%. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because each Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each Fund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

INVESTMENT RESTRICTIONS

Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed only by a vote of a majority of the outstanding voting securities of the relevant Fund. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the Fund present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to a Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction. These restrictions supplement the investment objective and policies of the Funds as set forth in the Funds’ Prospectus.

Access High Yield Fund and Access Flex Bear High Yield Fund

1. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Each Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

3. Each Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

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4. Each Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

5. Each Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

For purposes of each Fund’s policy not to concentrate its assets in issuers in any particular industry or group of industries, the Funds use the industry sub-group classifications provided by Bloomberg, L.P.

Access Money Market Fund

1. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations, provided that there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by such bank instruments.

2. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

3. The Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

4. The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

5. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

6. The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

7. The Fund, may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

The fundamental investment restrictions of each Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Access High Yield Fund and the Access Flex Bear High Yield Fund are normally calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day (due to the fact that Columbus Day and Veterans’ Day are currently the only two holidays where the Bond markets are closed and the NYSE is open). The net asset values of the shares of the Access Money Market Fund are normally calculated as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern Time) every day the NYSE is open for business.

To the extent that portfolio securities of a Fund are traded in other markets on days when the Fund’s principal trading market(s) is closed, the value of a Fund’s shares may be affected on days when investors do not have access to the Fund to purchase or redeem shares. This may also be the case when foreign securities trade while ADRs are not trading due to markets being closed in the United States.

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The net asset value per share of each class of shares of a Fund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a Fund is calculated by dividing the market value of the Fund’s assets attributed to a specific class, less all liabilities attributed to the specific class, by the number of outstanding shares of the class. Access Money Market Fund’s net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained. When a Fund experiences net shareholder inflows, the Fund generally records investment transactions on the business day after the transaction order is placed. When a Fund experiences net shareholder outflows, it generally records investment transactions on the business day the transaction order is placed. This is intended to deal equitably with related transaction costs by having them borne in part by the investor generating those costs for the Fund.

The securities in the portfolios of the Access High Yield Fund and the Access Flex Bear High Yield Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for NASD traded securities). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC (other than those traded on the NASDAQ Stock Market), are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there is no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a Fund will be valued at the last bid quote (if purchased by a Fund) or the last asked quote (if sold by a Fund) prior that time at which a Fund calculates net asset value. Alternatively fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

The valuation of the Access Money Market Fund’s securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Access Money Market Fund would receive if it sold the instrument.

Calculations are made to compare the value of the Access Money Market Fund’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Access Money Market Fund’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Access Money Market Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Access Money Market Fund’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Access Money Market Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per

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share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Access Money Market Fund’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Access Money Market Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Note Regarding Redemptions and the Determination of Net Asset Value

In the event that the Access High Yield Fund receives redemption requests on a single day that amount to 90% or more of the Fund’s assets, the Access High Yield Fund reserves the right (for purposes of accuracy) to calculate shareholder redemptions by rounding to the nearest 1/100 of one cent. Normally, purchase, exchange and redemption calculations will be rounded to the nearest cent.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily to the Funds’ service providers and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the Funds nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the Funds’ Chief Compliance Officer (“CCO”), or in his absence, any other authorized officer of the Trust, if he determines that such disclosure is in the best interests of a Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will consider modifications from time to time. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy.

MANAGEMENT OF ACCESS ONE TRUST

Trustees and Officers

The Trust’s officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. The Trustees set broad policies for the Trust and choose its officers. The Interested Trustee and all of the officers of the Trust are directors, officers or employees of the Advisor. The other Trustees are not “Interested Persons” as defined under Section 2(a)(19) of the 1940 Act (“Independent Trustees”). Trustees and officers of the Trust are also directors and officers of some or all of the funds in the Fund Complex. The Fund Complex includes all funds advised by the Advisor and any funds that have an investment adviser that is an affiliated person of the Advisor.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Independent Trustee and other directorships, if any, held by the Trustee, are shown below.

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INDEPENDENT TRUSTEES

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/21/57	Trustee	Indefinite; December 2004 to present.	Directorship Search Group, Inc. (Executive Recruitment): President (2004 to present); Managing Director (March 1993 to 2004).	Access One Trust (8); ProFunds (123)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/21/61	Trustee	Indefinite; December 2004 to present.	AMC Delancy Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancy Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000).	Access One Trust (8); ProFunds (123)	AMC Delancy Group, Inc.

*	Each Trustee serves an indefinite term, until his or her successor is elected.

The Interested Trustee and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

INTERESTED TRUSTEE

Name, Age and Address of Management Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Trustee	Indefinite; December 2004 to present.	Chairman and Chief Executive Office of the Advisor (May 1997 to Present).	Access One Trust (8); ProFunds (123)

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

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OFFICERS

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Chairman	Indefinite; December 2004 to present.	Chairman and Chief Executive Office of the Advisor (May 1997 to Present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/9/62	President	Indefinite; December 2004 to present.	President of the Advisor (May 1997 to Present).

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/8/66	Secretary	Indefinite; December 2004 to present.	Vice President and General Counsel of the Advisor (January 2005 to Present); Vice President and Chief Legal Counsel of the Advisor (July 2001 to December 2004); GE Investment Management Inc.: Vice President and Associate General Counsel (April 1998 to June 2001); Kirkpatrick & Lockhart LLP: Attorney (Prior to April 1998).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/15/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel, Compliance Officer and Assistant Secretary –Calvert Group, Ltd. from January 1999 until October 2002.

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/29/71	Treasurer	Indefinite; December 2004 to present.	BISYS Fund Services: Vice President of Financial Services (April 2002 to Present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/17/67	Vice President	Indefinite; December 2004 to present.	BISYS Fund Services: Director of Client Services (February 1997 to Present).

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For each Trustee, the dollar range of equity securities beneficially owned by the Trustee as of December 31, 2005 is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Russell S. Reynolds, III	[None]	[None]
Michael L. Sapir	[None]	[None]
Michael C. Wachs	[None]	[None]

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Trust.

Committees

The Board of Trustees of the Trust has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds and Wachs. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations.

Compensation of Trustees and Officers

The Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees also receive $1,500 for attending special meetings and $500 per telephonic meeting. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation estimated to be paid to the Trust’s Trustees by the Fund annually and to be paid by the Fund Complex for the fiscal year ended October 31, 2005.

COMPENSATION TABLE

Name of Person	Estimated Aggregate Compensation from Trust*			Total Compensation from Fund and Fund Complex Payable to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$	[	]	$	[	]
Michael C. Wachs, Trustee	$	[	]	$	[	]
Interested Trustee
Michael L. Sapir, Trustee	$	[	]	$	[	]

Portfolio Managers’ Compensation

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

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The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each portfolio manager as of December 31, 2005.

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)			Number of Other Pooled Investment Vehicles (Total Assets)			Number of Other Accounts (Total Assets)
William Seale		[	]		[	]	0
	$	[	]	$	[	]
Agustin Fleites		[	]		[	]	0
	$	[	]	$	[	]
George Foster		[	]		[	]	0
	$	[	]	$	[	]
Jeff Ploshnick		[	]		[	]	0
	$	[	]	$	[	]
Howard Rubin		[	]		[	]	0
	$	[	]	$	[	]

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of December 31, 2005.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Managed by the Portfolio Manager			Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Access One Trust and ProFunds Family
William Seale	$	[0	]	$	[10,000-$50,000	]
Agustin Fleites	$	[0	]	$	[0	]
George Foster	$	[0	]	$	[0	]
Jeff Ploshnick	$	[0	]	$	[0	]
Howard Rubin	$	[0	]	$	[0	]

CODES OF ETHICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (“Distributor”) each have adopted a code of ethics (the “Codes”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s code are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The Codes are on file with the SEC and are available to the public.

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PROXY VOTING POLICY AND PROCEDURES

Background

The Trust’s Board of Trustees (the “Board”) has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

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A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the Funds’ shareholders and the Advisor, underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005 will be available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the Funds’ web site, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [February 1, 2006], the following persons owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the either Fund.

[to be completed by amendment]

INVESTMENT ADVISORY AND OTHER SERVICES

ProFund Advisors LLC.

Under an investment management agreement between the Advisor and the Trust, on behalf of each Fund, dated December 15, 2004 as amended March 10, 2005 (“Agreement” or “Advisory Agreement”), the Access High Yield Fund and the Access Flex Bear High Yield Fund each pay the Advisor a fee at an annualized rate, based on their average daily net assets, of 0.75% and the Access Money Market Fund pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.50%. The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor bears all costs associated with providing these advisory services. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. The Advisor, from its own resources, including profits from advisory fees received from the Funds, also may make substantial payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. The Advisor also performs certain administrative services on behalf of the Funds pursuant to the Agreement.

The address of the Advisor is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814.

The Advisor may pay, out of its own assets and at no cost to the Funds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the Funds’ shares.

OTHER SERVICE PROVIDERS

Management Services. The Advisor also performs certain management services, including client support and other administrative services, for the Funds under a Management Services Agreement. The Advisor is entitled to receive an annual fee, equal to 0.15% of the average daily net assets of each Fund for such services. In the event that the Access Money Market Fund invests all of its investable assets in another mutual fund with a substantially similar investment objective (the “Portfolio”), or any successor mutual fund, the Advisor shall be entitled to receive an annual fee equal to 0.35% of the average daily net asset value of the Access Money Market Fund for as long as the Access Money Market Fund’s assets are invested in the Portfolio or any successor mutual fund.

Administrator, Transfer Agent and Fund Accounting Agent. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation,

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office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator also maintains the shareholder account records for the Funds, distributes dividends and distributions payable by the Funds, and produces statements with respect to account activity for the Funds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement.

Distributor. ProFunds Distributors, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia and sells each class of shares of the Funds on a continuous basis. Its address is 3435 Stelzer Road, Columbus, Ohio, 43219. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds.

Custodian. UMB Bank, N.A. (the “Custodian”) acts as custodian to the Funds. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106. For each of the Funds, the Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of the Funds. For its services, the Custodian receives an asset-based fee and transaction fees.

Independent Registered Public Accounting Firm. [  ] serves as the Funds’ independent registered public accounting firm. [  ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. Its address is [  ].

Legal Counsel. Ropes & Gray LLP serves as counsel to the Access One Trust. The firm’s address is One International Place, Boston, Massachusetts 02110-2624.

DISTRIBUTION AND SERVICE (12b-1) PLAN (ACCESS HIGH YIELD FUND AND ACCESS MONEY MARKET FUND)

Under a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) adopted by the Trustees, the Funds may pay broker-dealers (including, for avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals (“Authorized Firms”), a fee as compensation for service and distribution-related activities and/or shareholder services

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A shares to Authorized Firms as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in or not opposed to the best interest of Class A shareholders to do so.

Under the Plan, Class C shares are authorized to pay a fee of at an annual rate not to exceed 1.00% of each Fund’s average daily net assets attributable to Class C shares, of which 0.75% may be compensation for service and distribution-related activities with respect to Class C shares and of which 0.25% may be compensation for shareholder services with respect to Class C shares.

Normally, on purchases of Class A shares, or, for purchases of Class A shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class A shares of each Fund, or for providing services to investors in Class A shares and/or the maintenance of shareholder accounts, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A shares of each Fund.

Normally, after the first year of investment, the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class C shares of each Fund, or for providing services to investors in Class C Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of the Class C shares of each Fund.

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Under the Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Class A shares or Class C shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to the maximum amount permitted under the Plan (on an annual basis) of the average daily net assets of the Class A shares or Class C shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Advisor, the Distributor or other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the Funds for distribution-related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, the Advisor or the Distributor may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

The Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Distribution and Service Agreements. All material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Class A shares and Class C shares respectively of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Class A shares and Class C shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and holders of Class A shares and Class C shares of the Funds. In the Trustees’ quarterly review of the Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Class A and Class C investors. These activities and services are intended to make Class A and Class C shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

DISTRIBUTION AND SERVICE (12b-1) PLAN (ACCESS FLEX BEAR HIGH YIELD FUND)

Under a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Class A Plan”) adopted by the Trustees, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of the Fund’s average daily net assets attributable to Class A shares to Authorized Firms as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in or not opposed to the best interest of Class A shareholders to do so.

Normally, on purchases of Class A shares, or, for purchases of Class A shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Class A Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class A shares of the Fund, or for providing services to investors in Class A shares and/or the maintenance of shareholder accounts, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A shares of the Fund.

Under the Class A Plan, the Trust or the Distributor may enter into agreements (“Class A Distribution and Service Agreements”) with Authorized Firms that purchase Class A shares on behalf of their clients. The Class A Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to the maximum amount permitted under the Class A Plan (on an annual basis) of the average daily net assets of the Class A shares of the Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Class A Plan and Class A Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Class A

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Plan or the related Class A Distribution and Service Agreements. All material amendments of the Class A Plan must also be approved by the Trustees in the manner described above. The Class A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Class A shares of the Fund. The Class A Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Class A shares of the Fund on not more than 60 days’ written notice to any other party to the Class A Distribution and Service Agreements. The Class A Distribution and Service Agreements shall terminate automatically if assigned, other than with respect to an assignment of the right to receive payments under such agreements. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Class A Plan will benefit the Fund and holders of Class A shares of the Fund. In the Trustees’ quarterly review of the Class A Plan and Class A Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Class A Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Class A investors. These activities and services are intended to make Class A shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

REVENUE SHARING ARRANGEMENTS

As disclosed in the Prospectus, the Advisor and the Distributor may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of the Funds and for other services such as those described in the Prospectus. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

SALES CHARGES

Class A Shares

Dealer Reallowances. Class A shares of the Funds are sold subject to a front-end sales charge as described in the Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A shares.

AMOUNT OF INVESTMENT	AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
Less than $50,000	4.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1,000,000	1.75%
Over $1,000,000	1.00%

The Funds may make the information contained in the Prospectus and this SAI regarding sales charges available, free of charge, on the Funds’ website (www.accesshighyield.com).

ADMINISTRATIVE SERVICES

The Access Flex Bear High Yield Fund may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the Fund. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the Access Flex Bear High Yield Fund via omnibus accounts, bank common or collective trust funds, employee benefit plans or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the Access Flex Bear High Yield Fund, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide transfer agency, administrative services and other services with respect to the Fund. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the Access Flex Bear High Yield Fund and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services.

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For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of the Access Flex Bear High Yield Fund that are invested in the Fund through the financial intermediary account, and/or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account, and/or (iii) minimum account fees. The financial intermediary may impose other account or service charges to the Access Flex Bear High Yield Fund or directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Access High Yield Fund and Access Flex Bear High Yield Fund

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”), and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Advisor may serve as an investment manager to and may place portfolio transactions on behalf of a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the Funds’ portfolio and the other client accounts.

The policy of the Funds regarding purchases and sales of securities for the Funds’ portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds’ policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Funds believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Advisor from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Funds are managed similarly to other funds managed by the Advisor. In certain circumstances, transactions for other funds managed by the Advisor may be placed prior to or after those for the Funds and may receive different prices for similar securities or instruments on any given day. As a consequence, other funds managed by the Advisor may receive execution of trades superior to that of the Funds depending on market conditions, the time at which an order is placed and the liquidity of the market at a particular time.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement the Funds’ policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

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The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisors’ other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisors’ expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Subject to the requirements of best execution, the Advisor may consider sales of Trust Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

Access Money Market Fund

Decisions to buy and sell securities and other financial instruments for the Access Money Market Fund are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Access Money Market Fund’s Board of Trustees. Although investment requirements for the Access Money Market Fund are reviewed independently from those of the other accounts managed by the Advisor, investments of the type the Access Money Market Fund may make may also be made by these other accounts. When the Access Money Market Fund and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Access Money Market Fund or the size of the position obtained or disposed of by the Access Money Market Fund.

Purchases and sales of securities on behalf of the Access Money Market Fund usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Access Money Market Fund except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Access Money Market Fund, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Access Money Market Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor’s fees under its agreements with the Access Money Market Fund are not reduced by reason of its receiving brokerage services.

Portfolio Turnover

The Access Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Access Money Market Fund, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Access Money Market Fund’s turnover rates are not expected to have a material effect on its income and have been and are expected to be zero for regulatory reporting purposes.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. Fund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees, listing fees, all

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Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest. The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on July 29, 2004, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series and classify shares of a particular series into one or more classes of that series.

All shares of the Trust are freely transferable. Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, if applicable, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the Funds itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

TAXATION

Overview. Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”). Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer, of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

If a Fund were to fail to qualify for taxation as a RIC for any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities that they otherwise would have continued to hold. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Foreign Currency Forward Contracts and Swaps. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In addition, the tax

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treatment of a payment made or received on a Fund’s swap, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses, and otherwise affect the character of gains or losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Constructive Sales. Special rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.

The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Investments. With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign withholding and other taxes. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as

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“section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

Distributions. For Federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or in shares, are taxable at long term capital gains rate, regardless of how long the shareholder has held the Fund’s shares. Distributions of capital gains are generally made after applying any available capital loss carryforward. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Capital Gains Dividends are not eligible for the dividends received deduction.

Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to either (i) the fair market of the new shares issued to the shareholder, or (ii) if the shares are trading at below net asset value, the amount of each distribution allocated to the shareholder for the purchase of shares on its behalf in the open market.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and(if applicable) foreign tax consequences of making such investments.

Funds will not pay interest on uncashed distribution checks.

The long term capital gain rates, applicable to non-corporate shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning on or before December 31, 2008.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Qualified Dividend Income. For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Disposition of Shares. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term, mid-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.

Backup Withholding. Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability. The backup withholding rate is 28% for amount paid through 2010, and will be 31% for amounts paid thereafter.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the American Jobs Creation Act of 2004 (the “2004 Act”), effective for taxable years of the Funds beginning before January 1, 2008, the Funds will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have adequate information exchange with the United States or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by a Fund. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business

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carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Funds’ shares will nevertheless not constitute USRPIs if a Fund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

Equalization Accounting. Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of a Fund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure. If a shareholder recognizes a loss on a disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting, requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in the Funds based on the law as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Funds. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Fund.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services and Dominion Bond Rating Services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Access Money Market Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Access Money Market Fund. Neither event would require the Access Money Market Fund to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Access Money Market Fund should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

FINANCIAL STATEMENTS

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

[to be filed by amendment]

39

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRS”) — BOND AND LONG TERM DEBT RATINGS :

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has

40

for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA — COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC - “CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

41

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

Speculative Grade:

BB - Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business economic environment.

CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A rating CC indicates that default of some kind appears probable. A rating C signals imminent default.

DD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

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Access One Trust

PART C. OTHER INFORMATION

Item. 23. Exhibits

(a)	(1) Amended and Restated Declaration of Trust of the Registrant – (1)

(2) Form of Establishment and Designation of Series – (3)

(3) Form of Establishment and Designation of Series – (4)

(b) By-laws of the Registrant – (1)

(c) Not applicable.

(d)	(1) Form of Investment Advisory Agreement between Registrant and ProFund Advisors LLC – (3)

(2) Revised Form of Schedule A to Investment Advisory Agreement dated as of June 1, 2005 – (6)

(e)	(1) Form of Distribution Agreement between Registrant and ProFunds Distributors, Inc. – (2)

(2) Form of Dealer Agreement for Investor Class shares – (2)

(3) Form of Dealer Agreement for Class A shares – (5)

(4) Form of Shareholder Services Agreement for Non-NASD Members – (2)

(5) Form of Distribution and Shareholder Services Agreement for NASD Registered Members – (2)

(6) Form of Revised Schedule A to the Distribution Agreement dated as of June 1, 2005 – (7)

(f) Not applicable.

(g)	(1) Custody Agreement between ProFunds and UMB Bank, N.A. (“UMB”) – (1)

(2) Form of Amendment to Custody Agreement between ProFunds and UMB between the Registrant, ProFunds and UMB – (1)

(3) Form of Revised Schedule A to the Custody Agreement between ProFunds and UMB between the Registrant, ProFunds and UMB dated as of June 1, 2005 – (7)

(4) Form of Revised Fee Schedule to Custody Agreement between ProFunds and UMB between the Registrant, ProFunds and UMB – (7)

(h)	(1) Form of Administration Agreement between ProFunds and BISYS Fund Services Ohio, Inc (“BISYS”) – (1)

(i) Form of Revised Schedule A to the Administration Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS dated as of June 1, 2005 – (7)

(2) Form of Amendment to Administration Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS – (1)

(3) Form of Amendment to Administration Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS – (5)

(4) Form of Fund Accounting Agreement between ProFunds and BISYS – (1)

(i) Form of Revised Schedule A to the Fund Accounting Agreement between ProFunds and BISYS dated as of June 1, 2005 – (7)

(5) Form of Amendment to Fund Accounting Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS – (1)

(6) Form Amendment to Fund Accounting Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS – (5)

(7) Form of Transfer Agency Agreement between ProFunds and BISYS – (1)

(i) Form of Revised Schedule A to Transfer Agency Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS dated as of July 1, 2005 – (7)

(ii) Form of Amendment to Schedule B to Transfer Agency Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS dated as of April 27, 2005 – (7)

(8) Form of Amendment to Transfer Agency Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS – (1)

(9) Form of Management Services Agreement between Registrant and ProFund Advisors LLC – (3)

(10) Form of Amended and Restated Management Services Agreement – (5)

(11) Form of Amended and Restated Management Services Agreement between Registrant and ProFund Advisors LLC dated as of September 21, 2005 – (7)

(12) Form of Amended Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of March 10, 2005 – (7)

(13) Form of Revised Schedule A to the Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of June 1, 2005 – (7)

(i)	Opinion and Consent of Counsel – (6)

(j)	Consent of Independent Registered Public Accounting Firm – (8)

(k)	Not applicable.

(l)	Not applicable.

(m)	(1) Distribution and Shareholder Services Plan for Class A and C Shares – (1)

(2) Distribution and Shareholder Services Plan for Service Class Shares – (1)

(3) VP Distribution and Shareholder Services Plan – (2)

(4) Amended Distribution and Shareholder Services Plan for Class A and C Shares – (5)

(5) Form of Revised Schedule A to the Distribution and Shareholder Services Plan for Service Class Shares dated as of June 1, 2005 – (7)

(6) Form of Revised Schedule A to the Amended Distribution and Shareholder Services Plan for Class A and C Shares dated as of June 1, 2005 – (7)

(n)	(1) Multiple Class Plan – (1)

(2) Amended and Restated Multiple Class Plan – (5)

(3) Form of Revised Schedule A to the Amended and Restated Multiple Class Plan – (7)

(o)	Powers of Attorney – (2)

(p)	(1) Code of Ethics of the Registrant – (1)

(2) Code of Ethics of the Advisor – (2)

(3) Code of Ethics of the Distributor – (2)

(4) Form of Revised Code of Ethics of the Distributor dated January 1, 2005 – (7)

(1)	Previously filed on December 10, 2004 as part of Pre-Effective Amendment No. 2 and incorporated herein by reference.
(2)	Previously filed on December 17, 2004 as part of Pre-Effective Amendment No. 3 and incorporated herein by reference.
(3)	Previously filed on February 28, 2005 as part of Post Effective Amendment No.2 and incorporated herein by reference.
(4)	Previously filed on March 16, 2005 as part of Post Effective Amendment No.3 and incorporated herein by reference.
(5)	Previously filed on April 22, 2005 as part of Post Effective Amendment No.4 and incorporated herein by reference.
(6)	Previously filed on June 6, 2005 as part of Post Effective Amendment No.7 and incorporated herein by reference.
(7)	Filed herewith.
(8)	To be filed by Amendment.

Item. 24. Persons Controlled by or Under Common Control with Registrant

None

Item. 25. Indemnification

Reference is made to Article Eight of the Registrant’s Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated July 29, 2004 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”). Each Covered Person shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses including but not limited to amounts paid in satisfaction of judgments, in compromise or fines and penalties, and counsel fees reasonably incurred or paid by him in connection with the defense or disposition of any claim, action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he becomes or may have become involved as a party or otherwise or with which he becomes or may have become threatened by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of Section 8.5.2 of the Declaration of Trust) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.6 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust including counsel fees so incurred by any Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification under Section 8.5 of the Declaration of Trust.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(c) A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(d) “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(e) “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item. 26. Business and Other Connections of Investment Advisers

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management of the Access One Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

ProFund Advisors LLC (the “Advisor”), is a limited liability company formed under the laws of the State of Maryland on May 8, 1997.

Item. 27. Principal Underwriters

ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 acts as principal underwriter for the Registrant and ProFunds. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Positions and Offices with Distributor	Positions and Offices with Registrant
William J. Tomko	President	None
Edward S. Forman	Assistant Secretary	None
Roberta A. Bucher	Financial and Operations Principal	None
James L. Fox	Director	None
Stephen E. Hoffman	Treasurer	None
Richard F. Froio	Vice President, Chief Compliance Officer, Executive Representative and Supervisory Principal	None
Charles L. Booth	Vice President and Assistant Compliance Officer	None

Item 28. Location of Accounts and Records.

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 100 Summer Street, Boston, Massachusetts 02110 (official records of the Trust and records produced by BISYS in its role as administrator, fund accountant, transfer agent and distributor).

(3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each Fund (records relating to its function as Custodian)

Item. 29. Management Services

Not applicable.

Item. 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on December 29, 2005.

ACCESS ONE TRUST

By:	/s/ LOUIS M. MAYBERG
Louis M. Mayberg,
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title	Date

/S/ MICHAEL L. SAPIR		Trustee, Chairman	December 29, 2005

Michael L. Sapir

/S/ RUSSELL S. REYNOLDS	*	Trustee	December 29, 2005

Russell S. Reynolds, III

/S/ MICHAEL C. WACHS	*	Trustee	December 29, 2005

Michael C. Wachs

/S/ LOUIS M. MAYBERG		President	December 29, 2005

Louis M. Mayberg

/S/ TROY A. SHEETS	*	Treasurer	December 29, 2005

Troy A. Sheets

*By:	/s/ MARC R. BRYANT
Marc R. Bryant
as Attorney-in-Fact

Date: December 29, 2005

Exhibit Index

ITEM NUMBER	ITEM
(e)(6)	Form of Revised Schedule A to the Distribution Agreement dated as of June 1, 2005

(g)(3)	Form of Revised Schedule A to the Custody Agreement between ProFunds and UMB between the Registrant, ProFunds and UMB dated as of June 1, 2005

(g)(4)	Form of Revised Fee Schedule to Custody Agreement between ProFunds and UMB between the Registrant, ProFunds and UMB

(h)(1)(i)	Form of Revised Schedule A to the Administration Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS dated as of June 1, 2005

(h)(4)(i)	Form of Revised Schedule A to the Fund Accounting Agreement between ProFunds and BISYS dated as of June 1, 2005

(h)(7)(i)	Form of Revised Schedule A to Transfer Agency Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS dated as of July 1, 2005

(h)(7)(ii)	Form of Amendment to Schedule B to Transfer Agency Agreement between ProFunds and BISYS between the Registrant, ProFunds and BISYS dated as of April 27, 2005

(h)(11)	Form of Amended and Restated Management Services Agreement between Registrant and ProFund Advisors LLC dated as of September 21, 2005

(h)(12)	Form of Amended Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of March 10, 2005

(h)(13)	Form of Revised Schedule A to the Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of June 1, 2005

(m)(5)	Form of Revised Schedule A to the Distribution and Shareholder Services Plan for Service Class Shares dated as of June 1, 2005

(m)(6)	Form of Revised Schedule A to the Amended Distribution and Shareholder Services Plan for Class A and C Shares dated as of June 1, 2005

(n)(3)	Form of Revised Schedule A to the Amended and Restated Multiple Class Plan

(p)(4)	Form of Revised Code of Ethics of the Distributor dated January 1, 2005